Exhibit 99.09

Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/Morningstar)	Initial Credit Grade (DBRS/Morningstar)	Initial Property Valuation Grade (DBRS/Morningstar)	Initial Compliance Grade (DBRS/Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/Morningstar)	Final Credit Grade (DBRS/Morningstar)	Final Property Grade (DBRS/Morningstar)	Final Compliance Grade (DBRS/Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
OBX2025J3004		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	03/28/2025	Acknowledged	XXX	Credit	Audited DTI Exceeds AUS DTI	Audited DTI of XXX% exceeds AUS DTI of XXX% XXX% DTI exception. Maximum for the program is XXX%. Lock date is XX/XX/XXXX so guidelines reviewed are from XX/XX/XXXX	XX/XX/XXXX - XXX: Please see attached. The guidelines were recently updated on XX/XX/XXXX, and the max DTI for XXX is XXX%.	04/15/2025	XXX approved DTI - downgrade to B Grade; Audit reviewed Lender's response and has determined the lock date is XX/XX/XXXX, which is prior to the new guideline date of XX/XX/XXXX; therefore, the guideline dated XX/XX/XXXX is used for the subject transaction, which reflects a maximum DTI of XXX%. Condition retained.; Audited DTI of XXX% exceeds AUS DTI of XXX% XXX% DTI exception. Maximum for the program is XXX%. Lock date is XX/XX/XXXX so guidelines reviewed are from XX/XX/XXXX	04/24/2025	Borrower has stable job time - Borrower has XXX years on job.	D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
OBX2025J3004	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	03/28/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. HMDA Tape Provided. The loan is pending HMDA data review. Due Diligence firm to complete. Condition for informational purposes only. Additional conditions may apply.
HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.; Loan is pending HMDA data review. Additional conditions may apply. HMDA Tape Provided. The loan is pending HMDA data review. Due Diligence firm to complete. Condition for informational purposes only. Additional conditions may apply.
																		04/02/2025	Borrower has stable job time - Borrower has XXX years on job.	D	B	C	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
OBX2025J3004		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	03/28/2025	Resolved	XXX	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Missing proof of HOA on the property at XXX or letter from the borrower stating no HOA for the property.	XX/XX/XXXX - XXX: Please see the attached property detail report. This is a commercial property and there is no evidence of HOA dues being applicable.	04/01/2025	Lender provided a property search for property XXX, which is the same property as XXX. Audit property search supports property does not have HOA fees. In addition, the schedule E does not reflect property has HOA fees. Condition cleared.	04/02/2025	Borrower has stable job time - Borrower has XXX years on job.	D	B	D	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
OBX2025J3006	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	04/07/2025	Resolved	XXX	Credit	Title Coverage is Less than Subject Lien	Title Coverage Amount of $XXX is Less than Total Amount of Subject Lien $XXX Lender to provide title update to show $XXX	XX/XX/XXXX XXX: attached	07/09/2025	Lender provided Title reflecting coverage of $XXX. Condition cleared.; Title Coverage Amount of $XXX is equal to or greater than Total Amount of Subject Lien $XXX; Material Finding; Title Coverage Amount of $XXX is Less than Total Amount of Subject Lien $XXX Lender to provide title update to show $XXX	07/11/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3006	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	04/07/2025	Resolved	XXX	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least XXX-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)). The document provided indicates that the borrower either received or chose to waive the right to receive the appraisal at least XXX days prior to consummation but does not confirm the borrower received the appraisal at or prior to consummation if they chose to waive the XXX days right to receive the appraisal. Provide documentation to show the date the borrower received the appraisal to confirm it was received by the borrower timely	XXX - see attached confirmation of appraisal delivery from broker ; XXX XX/XX/XXXX Please see attached; XXX XX/XX/XXXX Please see attached	07/03/2025	Lender provided verification of Borrower's receipt of appraisal. Condition cleared.; Evidence of appraisal delivery provided.; Lender provided copy of appraisal; however, did not provide verification of Borrower's receipt of appraisal. Condition retained.; Material Finding; Lender provided appraisal acknowledgement; however. did not provide verification of Borrower's receipt of appraisal. Condition retained.; The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least XXX-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)). The document provided indicates that the borrower either received or chose to waive the right to receive the appraisal at least XXX days prior to consummation but does not confirm the borrower received the appraisal at or prior to consummation if they chose to waive the XXX days right to receive the appraisal. Provide documentation to show the date the borrower received the appraisal to confirm it was received by the borrower timely	07/07/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3006	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	04/07/2025	Resolved	XXX	Credit	Hazard Insurance Effective Date is after the Disbursement Date	Hazard Insurance Effective Date of XX/XX/XXXX is after the Disbursement Date of XX/XX/XXXX. The Post close CD verifies the disbursement date moved up from XX/XX/XXXX to XX/XX/XXXX. Missing evidence of insurance coverage as of XX/XX/XXXX or an LOX from insurer verifying no claims have been filed or a property inspection report.	XX/XX/XXXX XXX: Please see that the insurance policy was in effect at the time of closing on XX/XX/XXXX	04/16/2025	Lender provided hazard insurance with effective date of XX/XX/XXXX - XX/XX/XXXX. Condition cleared.; Hazard Insurance Effective Date of XX/XX/XXXX is prior to or equal to the Disbursement Date of XX/XX/XXXX Or Hazard Insurance Effective Date Is Not Provided.; Hazard Insurance Effective Date of XX/XX/XXXX is after the Disbursement Date of XX/XX/XXXX. The Post close CD verifies the disbursement date moved up from XX/XX/XXXX to XX/XX/XXXX. Missing evidence of insurance coverage as of XX/XX/XXXX or an LOX from insurer verifying no claims have been filed or a property inspection report.	04/17/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3006	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	04/07/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	04/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3028	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	04/29/2025	Resolved	XXX	Credit	Borrower 1 Credit Report is Incomplete	Borrower 1 Credit Report is Partially Present. Missing tax certificate and insurance policy for the properties at XXX, XXX., and XXX. Please provide tax certificate and insurance policies for the properties stated above.
Missing HOA statement for the properties at XXX, XXX., and XXX. If not applicable, a LOE stating there are no HOA dues is required.	Docs; See upload	06/05/2025	Audit reviewed Lender's response and has determined REO properties XXX, XXX., and XXX are commercial properties. The lease agreements in file reflects taxes and insurance are the responsibility of the renters. The schedule E verifies no HOA fees associated with properties. Condition cleared.; Borrower 1 Credit Report is not partially present.; Audit reviewed Lender's response and has determined documentation was not provided for review. Condition retained.	06/06/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3028	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	04/29/2025	Resolved	XXX	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements Missing Mortgage Payment History for the properties at XXX, XXX., and XXX. Per AUS #XXX, Verify the payment history for the mortgage(s). If the mortgage is currently XXX days or more past due, or has been XXX days or more past due in the last XXX months, the loan casefile is ineligible for delivery to XXX. Please provide VOM or credit supplement reflecting the payment history for the properties stated above.	See Uploads; See upload	06/05/2025	Lender provided mortgage payment history for REO properties. Condition cleared.; Housing History Meets Guideline Requirements; Audit reviewed Lender's response and has determined documentation was not provided for review. Condition retained.	06/06/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3028	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	04/29/2025	Resolved	XXX	Credit	Audited DTI Exceeds Guideline DTI	Audited DTI of XXX% exceeds Guideline DTI of XXX% The DTI increased from XXX%to XXX%, due to the rental income of the property at XXX was miscalculated. The tax payment of $XXX was not included in the rental income calculation resulting to the rental income decreased from $XXX to $XXX. The DTI of XXX% exceeds XXX AUS Credit Guidelines.	LOX	05/30/2025	Audit reviewed Lender's response and has determined property XXX is commercial property per the schedule E. In addition, the schedule E reflects the taxes were not included in the income schedule. Audit re-calculated income results in a DTI of XXX%, which is within tolerance of the AUS approved DTI of XXX% and client overlay maximum of XXX%. Condition cleared.; Audited DTI of XXX% is less than or equal to Guideline DTI of XXX%	06/02/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3028	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	04/29/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	04/30/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3116	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	04/29/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.; HMDA review completed, no Level 3 findings noted, condition cleared.	05/03/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3019		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	05/04/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared. ; HMDA Data Tape Provided.	05/07/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3016	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	05/06/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	05/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3017		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	05/07/2025	Resolved	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	XXX XX/XX/XXXX Disagree - on XX/XX/XXXX the UW conditioned for desk review and the broker submitted a Change in Circumstance to increase the fee to $XXX. A redisclosure went out to the borrower to redisclosure the increase of the Appraisal 2 fee. Tolerance owed to borrower after the $XXX given at closing is $XXX. Please review the attached documents and agree to the amount of $XXX tolerance XXX owed to the borrower and we wiXXX proceed with the cure.	06/18/2025	Lender provided valid COC and re-disclosed CD dated XX/XX/XXXX for increase in appraisal fee, which was due to a requirement for an additional appraisal product. Condition cleared.; Lender provided valid COC and re-disclosed CD dated XX/XX/XXXX for increase in appraisal fee, which was due to a requirement for an additional appraisal product. Condition cleared.; TILA 130b Cure Required. Refund in the amount of $XXX, cure package requires a PCCD, LOE, Copy of Refund check , and Proof or Delivery or Valid COC. The tolerance is due to increased Appraisal 2 Fee from $XXX, to $ XXX and the addition of the Appraisal 3 Fee of $XXX on the CD dated XX/XX/XXXX without a valid COC in file for the increase or addition. Lender Credit cure of $XXX applied was not sufficient to cure total increase. Please provide a valid COC or cure package.	06/19/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3017		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	05/07/2025	Resolved	XXX	Credit	Borrower 1 Credit Report is Incomplete	Borrower 1 Credit Report is Partially Present. Missing proof of payoffs of debt listed on LP approval that are suppose to be paid off prior to close. the following accounts require proof that they are paid off: XXX(I see a number of documents in the file re: XXX but not proof of payoff.)XXX loan account ending in XXXXXX account ending in XXX. Additional conditions may apply.	XX/XX/XXXX XXX: If we include the JPM debt back into the ratios are we able to proceed with the loan being cleared. The DTI would be right at XXX%; XX/XX/XXXX XXX: Please see attached copy of XXX pay off and check ; XX/XX/XXXX XXX: There is no source of funds for the XXX due to the car being turned in and paid off. For the XXX ending in XXX please see attached copy of the check; XX/XX/XXXX XXX: Please see attached docs that show these debts were paid in XXX prior to closing	06/16/2025	Audit reviewed Lender's response and has determined including the monthly payment for the XXX account that was not paid off into the total liabilities results in a DTI of XXX%, which is within tolerance of the AUS approved DTI of XXX% and maximum overlay of XXX%. Condition cleared.; Borrower 1 Credit Report is not partially present.; Lender provided copy of XXX Payoff of the XXX account. Please provide documentation to verify XXX account ending in XXX is paid in full to meet AUS requirements. Condition retained.; Lender provided verification XXX account ending in XXX is paid n full and indicated there is no source for the payoff of XXX. Please provide documentation to verify the XXX account is paid in full and has a XXX balance and provide documentation to verify XXX account ending in XXX is paid in full to meet AUS requirements. Condition retained. ; Lender provided the payoff for the Installment loan ending in XXX for XXX; however, did not provide verification the account was paid in full. In addition, Lender provided account loan report for XXX ending in XXX verifying account is paid in full and provided a XXX statement for account ending in XXX reflecting account was paid off with a XXX balance. Please provide documentation to verify the Installment ending in XXX with XXX is paid in full and provide documentation to verify XXX account ending in XXX is paid in full to meet AUS requirements. Condition retained.	06/17/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3017		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	05/07/2025	Resolved	XXX	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	1. Missing verification of taxes and insurance for XXX and XXX. Statement don't breakdown tax and insurance requires statements to confirm calculations. 2. Missing HOA or statement from borrower that there is no HOA for all of the listed properties on the 1003 with the exception of XXX. (6 of 7 properties)	XX/XX/XXXX XXX: Please see attached docs ; XX/XX/XXXX XXX: Please see attached property profile reports that show the tax amounts for XXX and XXX. Sine the monthly tax amount is less than the escrow amount we can assume that the taxes and insurance are escrowed.	05/13/2025	Lender provided LOE from Borrower indicating there are only 2 properties with HOA fees, XXX and XXX, all other properties do not have HOA fees. In addition, HOA documentation for the 2 properties was provided. Condition cleared. ; Lender provided property property profile report for property XXX and XXX. It could be determined escrows include both taxes and insurance. please provide verification of HOA fees for all REO property with the exception of XXX. (6 of 7 properties). Condition retained.	05/13/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3017		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	05/07/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	05/12/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3018	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	05/08/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	05/12/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3012		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	05/12/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	05/14/2025	Borrower has stable job time - Borrower has XXX years on job. Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3020	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	05/12/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	05/14/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3055	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	05/22/2025	Resolved	XXX	Credit	Title Coverage is Less than Subject Lien	Title Coverage Amount of $XXX is Less than Total Amount of Subject Lien $XXX Please provide the title update/supplement showing sufficient coverage. Additional conditions may apply.	XX/XX/XXXX XXX please see attached final title policy, please clear thank you	07/11/2025	Lender provided Title reflecting coverage of $XXX. Condition cleared.; Title Coverage Amount of $XXX is equal to or greater than Total Amount of Subject Lien $XXX; Material Finding	07/14/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	C	A	B	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3055	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	05/22/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. HMDA Tape Provided. The loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	05/28/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3011		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	05/27/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	06/02/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3046		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	05/27/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	06/02/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3035		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	05/28/2025	Resolved	XXX	Credit	Flood Insurance Effective Date is after the Disbursement Date	Flood Insurance Effective Date of XX/XX/XXXX is after the Disbursement Date of XX/XX/XXXX Confirmed date are correct. Lender to provide updated flood insurance t show in force at or on closing date.	XX/XX/XXXX XXX: See attached with correct dates	06/06/2025	Lender provided Flood Insurance with effective date of XX/XX/XXXX. Condition cleared.; Flood Insurance Effective Date of XX/XX/XXXX is prior to or equal to the Disbursement Date of XX/XX/XXXX Or Flood Insurance Effective Date Is Not Provided	06/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3035		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	05/28/2025	Resolved	XXX	Credit	Missing Property Tax Cert	Missing Property Tax Cert Missing proof of taxes.	XX/XX/XXXX XXX: Tax Certification was included with title, see attached	05/30/2025	Lender provided Tax Certification from title company verifying property taxes. Condition cleared.; Property Tax Cert Provided	06/02/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3035		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	05/28/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	06/02/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3022	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	05/28/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	06/02/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3048	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	05/28/2025	Resolved	XXX	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing	XXX XX/XX/XXXX Please see attached Attestation Letter. The Affiliate Business Disclosure is only required when there are fees charged to the borrower which the broker/lender is affiliated with. There are no charges on this file at have affiliated payees.	06/02/2025	Lender provided attestation of no affiliates on subject transaction. Condition cleared.; Required Affiliated Business Disclosure Documentation Provided	06/04/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3048	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	05/28/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	06/02/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3021		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	05/29/2025	Resolved	XXX	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Missing HOA or letter from borrower stating no HOA for the property at XXX. Additional conditions may apply.	XX/XX/XXXX XXX: Please see attached.	06/03/2025	Lender provided property detail report through XXX for property XXX reflecting property does not have HOA fees. Condition cleared.	06/04/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3021		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	05/29/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	06/02/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3008	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	05/29/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	06/02/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3042	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	05/29/2025	Resolved	XXX	Credit	Title Coverage is Less than Subject Lien	Title Coverage Amount of $XXX is Less than Total Amount of Subject Lien $XXX Provide updated title with minimum $XXX in coverage.	please see attached doc XXX XX/XX/XXXX	06/16/2025	Lender provided updated Title Commitment. Condition cleared.; Title Coverage Amount of $XXX is equal to or greater than Total Amount of Subject Lien $XXX; Material Finding	06/18/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	B	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3042	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	05/29/2025	Resolved	XXX	Compliance	Charges That Cannot Increase Test	TILA 130B cure required. Refund in the amount of $XXX, cure package requires a PCCD, LOE, Copy of refund Check and Proof of Delivery or Valid COC. Tolerance is due to the additional of Appraisal fee 2 on CD XX/XX/XXXX. COC in file dated XX/XX/XXXX did not include an expalnation for the addition of the fee. This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	XXX XX/XX/XXXX Desktop Review Fee disclosed on the LE and the Appraisal 2 Fee disclosed on the final CD are synonymous fees.	06/03/2025	Audit reviewed Lender's response and has determined the Appraisal Fee 2 was disclosed on the initial LE as Desk Review Fee. In addition, the appraisal invoice for the $XXX was dated XX/XX/XXXX, which was disclosed on the CD dated XX/XX/XXXX. Condition cleared.; Audit reviewed Lender's response and has determined the Appraisal Fee 2 was disclosed on the initial LE as Desk Review Fee. In addition, the appraisal invoice for the $XXX was dated XX/XX/XXXX, which was disclosed on the CD dated XX/XX/XXXX. Condition cleared.	06/04/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3042	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	05/29/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	06/02/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3015	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	05/29/2025	Resolved	XXX	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Lender to provide and confirm income with current documentation. File contains a preliminary contract from "XXX" for a salary of $XXX/mo but no documentation or explanation was provided for that amount. Final 1003 shows current job as XXX with income verified of $XXX/mo. Final 1003 also lists a 2nd job but doesn't give income. Docs in file verify $XXX/mo for XXX.. Total income actually verified is $XXX/mo. Are these jobs under the umbrella of XXX? Please provide satisfactory detailed explanation and current income documentation to confirm $XXX/mo. Additional conditions may apply.	see explanation from borrower concerning dates and copy of contract for new employment	06/12/2025	Condition resolved as we have received explanation and employment contract verifying the $XXX monthly income.	06/18/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3015	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	05/29/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	06/02/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3063		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	05/29/2025	Resolved	XXX	Credit	Borrower 1 Credit Report is Incomplete	Borrower 1 Credit Report is Partially Present. Final 1003 shows a XXX account ending in XXX that doesn't appear on the credit report. Will need supplement to confirm payment amt, balance and high credit. Additional conditions may apply.	XX/XX/XXXX XXX: There was initially XXX borrowers on this loan. XXX was removed from the loan and this was a debt in her name that did not get removed from XXX system by mistake. The initial loan application shows XXX as part of the transaction and the final loan app shows she was no longer part of the transaction.	06/03/2025	Audit reviewed Lender's response and has determined the documentation in file supports Lender's rebuttal indicating the XXX debt ending in XXX was for the initial Borrower on the loan, which was removed prior to closing and the debt was not removed in error prior to consummation. In addition the loan still qualified with the debt. Condition cleared.; Borrower 1 Credit Report is not partially present.	06/04/2025	Borrower has stable job time - Borrower has XXX years on job.	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3063		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	05/29/2025	Resolved	XXX	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Missing proof of HOA or letter from borrower stating no HOA for the property at XXX. Additional conditions may apply.	XX/XX/XXXX XXX: please see attached	06/03/2025	Lender provided property detail report through XXX for property XXX reflecting property does not have HOA fees. Condition cleared.	06/04/2025	Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3063		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	05/29/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	06/02/2025	Borrower has stable job time - Borrower has XXX years on job.	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3056		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	05/29/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	06/02/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3013	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	05/30/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	06/04/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3025		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	05/30/2025	Resolved	XXX	Credit	Title Coverage is Less than Subject Lien	Title Coverage Amount of $XXX is Less than Total Amount of Subject Lien $XXX Lender to provide updated title showing the minimum of the loan amount of $XXX	please see attached doc XXX XX/XX/XXXX	08/12/2025	Lender provided Title with coverage of $XXX. Condition cleared.; Title Coverage Amount of $XXX is equal to or greater than Total Amount of Subject Lien $XXX; Material Finding	08/13/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	B	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3025		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	05/30/2025	Resolved	XXX	Credit	Hazard Insurance Effective Date is after the Disbursement Date	Hazard Insurance Effective Date of XX/XX/XXXX is after the Disbursement Date of XX/XX/XXXX. Lender to provide proof of hazard insurance before or on the closing date of XX/XX/XXXX	XX/XX/XXXX XXX: See attached previous policy	07/16/2025	Lender provided previous hazard insurance policy with effective dates of XX/XX/XXXX - XX/XX/XXXX. Condition cleared.; Hazard Insurance Effective Date of XX/XX/XXXX is prior to or equal to the Disbursement Date of XX/XX/XXXX Or Hazard Insurance Effective Date Is Not Provided.	07/18/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3025	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	05/30/2025	Resolved	XXX	Compliance	TILA Right of Rescission Test	This loan failed the TILA right of rescission test.Closed-end ( 12 CFR §1026.23(a)(3) , transferred from 12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) , transferred from 12 CFR §226.15(a)(3) )The funding date is before the XXX business day following consummation.The consumer may exercise the right to rescind until midnight of the XXX business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. Cure Required: Right to cancel was signed by the borrower on XX/XX/XXXX with a midnight date of XX/XX/XXXX. Disbursement occurred on XX/XX/XXXX Therefore, borrower did not receive XXX days to cancel.

														In order to cure rescission needs to be re-opened and a PCCD, LOE, and proof of delivery is required.	XXX XX/XX/XXXX Please see the attached Letter of Explanation, Right to Cancel, Closing Disclosure, and proof of delivery.	07/01/2025	Lender provided updated Right to Cancel form, reopening Right of Rescission and giving Borrower an additional XXX days Right of Rescission. Condition cleared.	07/02/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3025		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	05/30/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	06/04/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3041		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/02/2025	Resolved	XXX	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Lender to provide updated XXX statement for income($XXX/mo) and partial assets.(Used $XXX in assets) Statement in file is out dated with XX/XX/XXXX statement date. Additional conditions may apply.	XXX; Income docs	06/13/2025	Audit reviewed Lender's response and XXX annual statement and letter from Financial Advisor. The XXX statement is an annual statement; therefore, the statement provided is the most current statement available. In addition, the LOE from the Financial Advisor confirms the current balance and is dated within XXX days of the Note date. Condition cleared.; Income and Employment Meet Guidelines; Lender provided an unsigned LOE from XXX Advisors and XXX statement; however, the statement is dated XX/XX/XXXX, which is greater than XXX days prior to the Note date of XX/XX/XXXX. Please provide statement dated within XXX days of the Note date. Condition retained.	06/17/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3041		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/02/2025	Resolved	XXX	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	1. Missing proof of tax, insurance and maintenance fees for XXX property. 2. Missing Proof of taxes and insurance for XXX. property. Additional conditions may apply.	XXX docs; XXX docs	06/13/2025	Lender provided documentation for the XXX. property. Condition cleared.; Lender provided documentation for XXX property. Please provide documentation to verify taxes and insurance for XXX. property. Condition retained.	06/17/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3041		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/02/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	06/04/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3058	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/02/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	06/04/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3060	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/03/2025	Resolved	XXX	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least XXX-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)). Documentation required to clear exception: Missing proof of appraisal delivery to borrower at least XXX days prior to closing.	XXX XX/XX/XXXX: Please see the attached Appraisal Delivery	06/05/2025	Lender provided verification of date the appraisal was provided to the Borrower. Condition cleared.; Evidence of appraisal delivery provided.; Material Finding	06/06/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3060	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/02/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	06/04/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	C	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3043	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/04/2025	Resolved	XXX	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing	XXX XX/XX/XXXX Please see attached ABD Attestation Letter; GL - There is no affiliated business disclosures for XXX because they are not affiliated with any other payees on this transaction. ABA disclosure was not required. The one previously provided is the real estate agents document. ; XXX XX/XX/XXXX Please see attached Affiliated Business Disclosure; XX/XX/XXXX - XXX: Please see attached.	07/22/2025	Attestation of no affiliates provided. Condition cleared.; Required Affiliated Business Disclosure Documentation Provided; Audit reviewed Lender's response, please provide attestation of no affiliates on Lender's letterhead. Condition retained.; Lender provided an Affiliated Business Disclosure; however, it is not for the Lender on the subject transaction. Condition retained.; Lender provided Affiliated Business Disclosure from XXX contract; however, did not provide the Affiliated Business Disclosure for Lender or attestation of no affiliates on Lender's letterhead. Condition retained.; Material Finding	07/23/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3043	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/03/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	06/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	C	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3024	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/03/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	06/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3251	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/03/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	06/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3057	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/03/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	06/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3081		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/04/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	06/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3038		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/04/2025	Resolved	XXX	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower 1 3rd Party VOE Prior to Close Missing Missing proof of self employment for B1. (2nd income is from self employment as a Financial Advisor) Lender to provide license.	XX/XX/XXXX - XXX: the borrower is an independent contractor for XXX and files their income via Schedule C. XXX Verbal Verification of Employment department verified the borrower is active as of XX/XX/XXXX. Please see attached,	06/09/2025	Lender provided VVOE dated within XXX business days of the Note date for Borrower's XXX employment. Borrower is a 1099 employee and claims income under schedule C. Condition cleared.; Borrower 1 3rd Party VOE Prior to Close Was Provided	06/11/2025	Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3038		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/04/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	06/09/2025	Borrower has stable job time - Borrower has XXX years on job.	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3065	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/04/2025	Resolved	XXX	Credit	Borrower 1 Credit Report is Incomplete	Borrower 1 Credit Report is Partially Present. Lender to provide Property Profile Report as proof that the property at XXX is XXX as stated on the Final 1003. Additional conditions may apply.	RELEASE OF LIEN; OPEN LIEN REPORT ; HOI DEC PAGE XXX PAGES; LOE AND HOI DEC PG - NO MORTGAGEE LISTED	07/30/2025	Lender provided release of lien for mortgage Affiliated Mortgage and provided Warranty Deed verifying property was sold by Borrower the same month as the subject property. Condition cleared.; Borrower 1 Credit Report is not partially present.; Lender provided Open Lien Report reflecting 2 mortgages on property XXX. The credit report reflects the XXX HELOC has a XXX balance. The final 1003 reflects monthly Insurance, Taxes and Association Dues of $XXX was calculated for property; however, the documentation in file only supports XXX of $XXX. It appears a mortgage payment was included in the calculation and documentation to verify the mortgage payment was not found in file. Please provide documentation to verify the Affiliated Mortgage with loan amount of $XXX opened XX/XX/XXXX has been paid in full or provide documentation to verify mortgage payment and mortgage history. Condition retained. ; Lender provided HOI, which is not sufficient to verify property is owned XXX. Please provide documentation such as a property profile report, verifying no liens on property. Condition retained.; HOI documentation provided is missing PG XXX. Condition remains.	08/01/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	A	C	A	C	A	C	B	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
OBX2025J3065	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/04/2025	Resolved	XXX	Property	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. Missing lenders Desk Review(CDA).	COLLATERAL DESKTOP ANALYSIS	06/17/2025	CDA dated XX/XX/XXXX with value of $XXX was provided and is within XXX% tolerance of appraisal value of $XXX. Condition cleared.; Third party valuation product provided within tolerance.; Third Party Valuation Product Not Provided or Not Provided Within Tolerance.	07/11/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	A	C	A	C	A	C	B	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
OBX2025J3065	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/04/2025	Cured	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure required, refund in the amount of $XXX with PCCD, LOE, Copy of Refund Check and Proof of delivery or a valid COC. The XXX% tolerance violation is due to the addition of the Second Appraisal Fee on the revised LE dated XX/XX/XXXX. COC in file dated XX/XX/XXXX does not detail a valid reason for the fee addition. Please provide a valid COC or cure package.	REFUND DOCS AND PCCD	06/18/2025	Lender provided LOE, PCCD, copy of refund check and proof of delivery. Cured post close, loan will be graded a B.	06/19/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	A	C	A	C	B	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
OBX2025J3065	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/04/2025	Resolved	XXX	Credit	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	Audited Reserves of $XXX are less than Guideline Required Reserves of $XXX. Short reserves due to overlays. DU approval shows additional accounts(XXX business accts) that were not provided in the file.(CPA letter in file states borrower has full access with no issue) In addition there is only mo stmts for the two XXX accounts that were provided. Lender to provide one additional month of statements(Consecutive) for the XXX accounts as it is required by the approval. Any large deposits should be addressed. Additional conditions may apply.	RECEIPT FOR XXX DEPOSIT; BANK STATEMENTS XXX AND XXX	06/18/2025	Audited Reserves of $XXX are equal to or greater than AUS Required Reserves of $XXX. Lender provided receipt for sale of XXX in the amount of $XXX, sourcing the large deposit. Condition cleared.; Audit reviewed Lenders response, however; Please provide documentation verifying the large deposit of $XXX acct# XXX on XX/XX/XXXX. Condition remains.	06/19/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	A	C	A	C	A	C	B	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
OBX2025J3065	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/05/2025	Resolved	XXX	Credit	ULI Number on URLA does not match ULI Number provided by the Lender	Missing ULI in file. Please provide ULI.	1003 with ULI	06/12/2025	Lender provided ULI. Condition cleared.	06/18/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	A	C	A	C	A	C	B	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
OBX2025J3065	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/04/2025	Resolved	XXX	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least XXX-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)). Missing evidence confirming a copy of the appraisal was provided to the consumer at or prior to the consummation.	appraisal delivery to borrower	06/12/2025	Lender provided Evidence of appraisal delivery. Condition cleared.; Evidence of appraisal delivery provided.; Material Finding; Material Finding	06/18/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	B	A	C	A	C	A	C	B	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
OBX2025J3065	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/04/2025	Resolved	XXX	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines File is missing business tax returns for XXX businesses.( XXX business returns are in file.)Please refer to DU approval for number of years required and also note first page of all XXX business returns were provided. Also refer to Final 1003. 1084 or similar calculation worksheets were not provided except for XXX and they are required by the DU approval for every business. Also need XXX K1.(This company is under XXX% but has a loss and XXX K1 is required or extension. Loan is subject to further and complete review.	TAX RETURNS AND CASH FLOWS - XXX TOTAL	06/17/2025	Lender provided Business Returns. Condition cleared.; Income and Employment Meet Guidelines	06/18/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	A	C	A	C	A	C	B	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
OBX2025J3065		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/18/2025	Rescinded	XXX	Credit	Assets do not meet guideline requirements	When the Total Qualified Asset Post Close field contains a negative value, the required assets do not meet guidelines.			Other finding added. COndition rescinded.	06/18/2025		C	B	A	A	C	A	C	A	C	B	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
OBX2025J3065	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/04/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	06/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	A	C	A	C	A	C	B	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
OBX2025J3029		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/06/2025	Resolved	XXX	Credit	Audited Reserves are less than AUS Required Reserves (Dollar Amount)	Audited Reserves of $XXX are less than AUS Required Reserves of $XXX Assets were short for reserves due to use of XXX account ending in XXX using balance from XXX stmt when XXX stmt is in file with considerably less balance. Lender to provide sufficient funds to meet reserves. Additional conditions may apply.	LOE from UW for reserves, XXX, DU Findings and updated LT	06/12/2025	Condition resolved as we have received evidence of the XXX account statement XXX that meets guidelines.; Audited Reserves of $XXX are equal to or greater than AUS Required Reserves of $XXX; Audited Reserves of $XXX are less than AUS Required Reserves of $XXX	06/18/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3029		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/06/2025	Resolved	XXX	Credit	AUS Partially Provided	AUS Partially Provided Lender to rerun DU approval with corrected income of $XXX/mo for XXX net income. Lender did not include Line 5 in it's calculations and there was no CPA letter stating circumstances to remove it. DTI will still be within overlays however it is not within our XXX% variance to avoid a rerun. Additional conditions may apply.	XXX and XXX statements for reserves	06/12/2025	Condition resolved as we have received evidence that line five is a recurring amount and can be excluded.; AUS is not incomplete; AUS Partially Provided	06/18/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3029		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/06/2025	Resolved	XXX	Credit	Title Coverage is Less than Subject Lien	Title Coverage Amount of $XXX is Less than Total Amount of Subject Lien $XXX Lender to provide updated title work with sufficient title coverage to meet loan amount.	ALTA policy	06/12/2025	Title Coverage Amount of $XXX is equal to or greater than Total Amount of Subject Lien $XXX. received updated title.; Material Finding; Material Finding	06/18/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	A	B	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3029		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/06/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	06/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3030	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/06/2025	Cured	XXX	Compliance	Lender Credits That Cannot Decrease Test	This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($XXX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130 Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, and Copy of Refund Check, or Valid COC. The Lender credit tolerance violation in the amount of $XXX is due to decrease from $XXX to $XXX. No COC was provided.	XXX XX/XX/XXXX Please see attached Letter of Explanation, Refund Check, Post-Closed Closing Disclosure, Proof of Delivery.	06/23/2025	Lender provided LOE, PCCD, copy of refund check and proof of delivery. Cured post close, loan will be graded a B.; Lender provided LOE, PCCD, copy of refund check and proof of delivery. Cured post close, loan will be graded a B.; Lender provided LOE, PCCD, copy of refund check and proof of delivery. Cured post close, loan will be graded a B.; Lender provided LOE, PCCD, copy of refund check and proof of delivery. Cured post close, loan will be graded a B.	06/25/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
OBX2025J3030	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/06/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	06/11/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
OBX2025J3085	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/09/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	06/11/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3033	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/11/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	06/16/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3100	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	06/11/2025	Resolved	XXX	Credit	Title Coverage is Less than Subject Lien	Title Coverage Amount of $XXX is Less than Total Amount of Subject Lien $XXX Lender to provide updated title coverage sufficient to cover loan amount.	Title Coverage Amount of $XXX is equal to or greater than Total Amount of Subject Lien $XXX; Material Finding	08/04/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	B	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3100	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	06/11/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	06/16/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3034		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/12/2025	Resolved	XXX	Credit	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	Audited Reserves of $XXX are less than Guideline Required Reserves of $XXX. Please provide the XXX statement for account ending in XXX to support the balance of $XXX. The transaction summary on page XXX reflects a balance of $XXX. The file does not include documentation to support the higher balance.	XX/XX/XXXX XXX: Please see attached final CD that shows the borrower received a higher amount of net proceeds in the amount of $XXX. With the higher amount the borrower does have enough funds to cover the cash to close.	07/01/2025	Audited Reserves of $XXX are equal to or greater than AUS Required Reserves of $XXX. Lender provided final settlement statement for sale of departing residence reflecting net proceeds of $XXX. Asset documentation is sufficient for cash to close and reserves. Condition cleared.	07/02/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3034		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/12/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	06/16/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3127		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/13/2025	Resolved	XXX	Compliance	Initial Closing Disclosure Delivery Date Test	This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"XXX" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than XXX business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation. Documentation Required missing Initial Closing Disclosure and proof of receipt issued XXX business days prior to consummation dated XX/XX/XXXX	ICD attached	06/17/2025	Lender provided initial CD. Condition cleared.; Lender provided initial CD. Condition cleared.	06/18/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3127		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/13/2025	Resolved	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The XXX tolerance violation in the amount of $XXX is due to increase from $XXX to $XXX for the Loan Discount Points. Initial CD is missing from file and providing Initial CD may clear tolerance violation.			Lender provided initial CD. Audit re-ran compliance and has determined fees are within tolerance. Condition cleared.; Lender provided initial CD. Audit re-ran compliance and has determined fees are within tolerance. Condition cleared.	06/18/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3127		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/12/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	06/16/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3036		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/13/2025	Rescinded	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XX/XX/XXXX - Thank you. Please clear the exception.	07/03/2025	Finding is not applicable on scope. Condition rescinded.; Material Finding	07/07/2025		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3036	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/12/2025	Resolved	XXX	Credit	Title Coverage is Less than Subject Lien	Title Coverage Amount of $XXX is Less than Total Amount of Subject Lien $XXX Lender to provide updated title with sufficient title coverage for loan amt.	please see attached doc XXX XX/XX/XXXX	06/19/2025	Lender provided Title with coverage of $XXX. Condition cleared.; Title Coverage Amount of $XXX is equal to or greater than Total Amount of Subject Lien $XXX; Material Finding	06/20/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	C	A	B	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3036		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/12/2025	Rescinded	XXX	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Missing proof of HOA or letter from borrower stating no HOA on all XXX properties. Additional conditions may apply.	XX/XX/XXXX - XXX: Please see attached. There is no indication of any property being a XXX or XXX and having applicable HOA dues.	06/17/2025	Audit reviewed Lenders response and re-reviewed file. Condition rescinded.	06/18/2025		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3036	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/12/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	06/16/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3044	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/12/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	06/16/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3061	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/13/2025	Cured	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b cure required:
Refund in the amount of $XXX
The XXX tolerance violation in the amount of $XXX is due to the addition of the 2nd Appraisal fee from the LE to CD; Need evidence of a valid COC, PCCD or proof of refund check to the borrower in the amount of $XXX.
XXX XX/XX/XXXX Please see attached Letter of Explanation, Refund Check, Post-Closed Closing Disclosure, Proof of Delivery.	07/31/2025	Lender provided LOE, PCCD, copy of refund check and proof of delivery. Cured post close, loan will be graded a B.	08/04/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	C	B	C	B	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
OBX2025J3061	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/12/2025	Resolved	XXX	Credit	Title Coverage is Less than Subject Lien	Title Coverage Amount of $XXX is Less than Total Amount of Subject Lien $XXX Title Coverage Amount of $XXX is Less than Total Amount of Subject Lien $XXX.
Please provide the title update/supplement showing sufficient coverage. Additional conditions may apply.	XX/XX/XXXX XXX- see attached	06/20/2025	Lender provided Title Policy reflecting coverage of $XXX. Condition cleared.; Title Coverage Amount of $XXX is equal to or greater than Total Amount of Subject Lien $XXX; Material Finding	06/25/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	C	B	B	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
OBX2025J3061	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/12/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. HMDA Tape Provided. The loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	06/18/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
OBX2025J3075		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/12/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. HMDA Tape Provided. The loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	06/16/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3094	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/12/2025	Resolved	XXX	Credit	Audited Reserves are less than AUS Required Reserves (Number of Months)	Audited Reserves of XXX month(s) are less than AUS Required Reserves of XXX month(s) Account listed on the 1003 for account ending #XXX shows a balance of $XXX, however, the most recent statement in the file shows $XXX. Additional conditions may apply.	Here is the XXX Statement ending on XXX. It XXX show the movement of money from the XXX accounts XXX statements in file and the included XXX statement that is not in file.; XXX showing $XXX.	06/30/2025	Audited Reserves of XXX month(s) are greater than or equal to AUS Required Reserves of XXX month(s) Lender provided updated bank statement ending in #XXX dated post closing, reflecting the $XXX and $XXX withdrawals from account #XXX were transferred to Borrower's account #XXX. Condition cleared.; Audited Reserves of XXX month(s) are less than AUS Required Reserves of XXX month(s); Lender provided XXX statement dated XX/XX/XXXX; however, the most current statement in file dated XX/XX/XXXX shows a balance of $XXX. There are 2 withdrawals on the XX/XX/XXXX statement of $XXX and $XXX affecting the balance. Please provide documentation to verify the withdrawal of $XXX was deposited into Borrower’s bank account to verify Borrower had sufficient funds for closing and reserves. Condition retained.	07/02/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3094	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/12/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. HMDA Tape Provided. The loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	06/16/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3090	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/13/2025	Cured	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The XXX tolerance violation in the amount of $XXX is due to the addition of 2nd Credit report fee.	XXX XX/XX/XXXX Please see attached Letter of Explanation, Refund Check, Post-Closed Closing Disclosure, Proof of Delivery.	07/31/2025	Lender provided LOE, PCCD, copy of refund check and proof of delivery. Cured post close, loan will be graded a B.	08/04/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
OBX2025J3090	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/12/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	06/16/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
OBX2025J3066	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/12/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	06/16/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3067		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/15/2025	Resolved	XXX	Compliance	Initial Closing Disclosure Delivery Date Test	This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"XXX" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than XXX business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation. Documentation Required missing Initial Closing Disclosure and proof of receipt issued XXX business days prior to consummation dated XX/XX/XXXX	XX/XX/XXXX: Please see the attached CD	06/18/2025	Lender provided initial CD. condition cleared.; Lender provided initial CD. condition cleared.	06/19/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3067		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/13/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	06/18/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3252	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/13/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	06/18/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3083		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/13/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	06/18/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3083		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/13/2025	Rescinded	XXX	Credit	Borrower 1 Personal Tax Returns Less Than 24 Months Provided	Borrower 1 Personal Tax Returns Less Than XXX Months Provided XXX Personal returns are required for calculation of income/loss from XXX per DU approval. Only XXX personal return was provided. Additional conditions may apply.	XX/XX/XXXX - XXX: The XXX tax returns are not required due to self-employment income from XXX not being considered for qualification. The monthly self-employment loss of $XXX which reflected on Schedule E of the XXX returns was accounted for.	06/17/2025	Audit reviewed Lenders response and re-reviewed file. Condition rescinded.	06/18/2025		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3068		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/16/2025	Resolved	XXX	Credit	Borrower 1 Credit Report is Incomplete	Borrower 1 Credit Report is Partially Present. Missing HOA statement, or evidence of no HOA for the property located at XXX. XXX screenshot is not acceptable for HOA documentation. Please provide documentation from HOA, Statements,Appraisal, or LOE from the borrower. Additional conditions may apply.	XX/XX/XXXX - XXX: Please see attached. There is no active HOA for this property.	06/18/2025	Lender provided property search through XXX for property XXX, reflecting property does not have HOA fees. Condition cleared.; Borrower 1 Credit Report is not partially present.	06/19/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3068		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/16/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. HMDA Tape Provided. The loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	06/18/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3074	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/16/2025	Resolved	XXX	Credit	Borrower 2 Credit Report is Incomplete	Borrower 2 Credit Report is Partially Present. Missing HOA statement, or evidence of no HOA for the property located at XXX. XXX screenshot is not acceptable for HOA documentation.
Please provide documentation from HOA, Statements,Appraisal, or LOE from the borrower. Additional conditions may apply.	XX/XX/XXXX - XXX: Please see the attached property detail report confirming XXX is a XXX. There is no indication of this property being a XXX or XXX with HOA dues.	06/18/2025	Lender provided property detail report for property XXX reflecting property as an XXX. Audit property search supports property does not have HOA fees. Condition cleared.; Borrower 2 Credit Report is not partially present.	07/22/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3074	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/16/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. HMDA Tape Provided. The loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	06/18/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3113		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/16/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	06/18/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3032		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/14/2025	Rescinded	XXX	Property	Appraisal is Expired	Primary Value Appraisal is Expired			Recert in file dtd XX/XX/XXXX - condition invalid	07/14/2025		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3032	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/16/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	06/18/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3098	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/17/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	06/18/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3098		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/18/2025	Rescinded	XXX	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:			Mistake - Rescind	06/18/2025		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3147		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/16/2025	Resolved	XXX	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least XXX-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)). Missing evidence confirming a copy of the appraisal was provided to the consumer at least XXX-business days prior to the consummation date.	Appraisal delivery	06/18/2025	Lender provided verification of Borrower's receipt of appraisal. Condition cleared.; Evidence of appraisal delivery provided.; Material Finding	06/19/2025	Borrower has stable job time - Borrower has XXX years on job.	C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3147		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/16/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	06/18/2025	Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3077	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/17/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. HMDA Tape Provided. The loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	06/23/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3077	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/17/2025	Resolved	XXX	Credit	Borrower 1 Credit Report is Incomplete	Borrower 1 Credit Report is Partially Present. 1) Missing HOA statement for the property located at XXX. 1003 has $XXX, however the fraud report shows $XXX XXX screenshot is not acceptable for HOA documentation. Please provide documentation from HOA, Statements,Appraisal, or LOE from the borrower. 2) The following account was excluded from the underwriting calculations. Please provide documentation for this omission: XXX Bank with a balance of $XXX and a payment of $XXX a month. Additional conditions may apply.	XX/XX/XXXX - XXX: 1.) Please see the attached statement confirming monthly HOA dues of $XXX 2.) Please see the attached documentation confirming a $XXX balance and the source of funds.	06/19/2025	Lender provided HOA fees for XXX verifying HOA fees of $XXXand statement for XXX reflecting a XXX balance on account. Condition cleared.; Borrower 1 Credit Report is not partially present.	06/20/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3112	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/17/2025	Resolved	XXX	Credit	Title Coverage is Less than Subject Lien	Title Coverage Amount of $XXX is Less than Total Amount of Subject Lien $XXX Title Coverage Amount is not listed on the policy. Please provide the title update/supplement showing sufficient coverage. Additional conditions may apply.	XX/XX/XXXX XXX-see attached	07/02/2025	Lender provided title reflecting coverage of $XXX. Condition cleared.; Title Coverage Amount of $XXX is equal to or greater than Total Amount of Subject Lien $XXX; Material Finding	07/07/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	C	A	B	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3112	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/17/2025	Resolved	XXX	Credit	Borrower 1 Credit Report is Incomplete	Borrower 1 Credit Report is Partially Present. Missing HOA statement, or evidence of no HOA for the properties located at XXX. XXX screenshot is not acceptable for HOA documentation. Please provide documentation from HOA, Statements,Appraisal, or LOE from the borrower. Additional conditions may apply.	XX/XX/XXXX XXX: Attached XXX documentation indicates no HOA for XXX XXX	06/23/2025	Lender provided property search through XXX for properties XXX reflecting properties do not have HOA fees. Condition cleared.; Borrower 1 Credit Report is not partially present.	06/25/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3112	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/17/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. HMDA Tape Provided. The loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete. Additional conditions may apply.
HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	06/23/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3050	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/17/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	06/23/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3040	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/17/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	06/23/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3125	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/17/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	06/23/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3051		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/18/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	06/23/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3037	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/19/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	06/23/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3037	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/19/2025	Resolved	XXX	Credit	Missing US Patriot Act Disclosure or ID	Missing XXX Patriot Act Disclosure or ID. Missing XXX Patriot Act Disclosure or ID.	patriot act	06/20/2025	XXX Patriot Act Disclosure or ID provided. Lender provided completed Patriot Act disclosure. Condition cleared.	06/23/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	B	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3091		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/19/2025	Resolved	XXX	Credit	Title Coverage is Less than Subject Lien	Title Coverage Amount of $XXX is Less than Total Amount of Subject Lien $XXX Lender to provide sufficient coverage for the loan amount.	title Supplement	06/24/2025	Lender provided Title Supplement to the title commitment reflecting coverage of $XXX. Condition cleared.; Title Coverage Amount of $XXX is equal to or greater than Total Amount of Subject Lien $XXX	06/25/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	B	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3091		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/19/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	06/23/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3115		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/19/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. HMDA Tape Provided. The loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	06/23/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3052	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/19/2025	Resolved	XXX	Credit	Title Document is Partially Present	Title Document is incomplete or only partially present Per title, the subject property is held as a leasehold. Please provide verification of leasehold terms.
Note: The appraisal in file state the subject property is held as a fee simple.	XX/XX/XXXX XXX: Please see attached title commitment that shows Fee Simple.; XX/XX/XXXX XXX- see attached	07/10/2025	Lender provided corrected title reflecting property as Fee Simple. Condition cleared.; Title Document is fully Present	07/11/2025	Borrower has stable job time - Borrower has XXX years on job. Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	D	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3052	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/19/2025	Resolved	XXX	Credit	Borrower 1 Credit Report is Incomplete	Borrower 1 Credit Report is Partially Present. The mortgage statement for the property at XXX states escrow, but does not indicate what items are escrowed. Please provide tax certificate and insurance policy.
Missing HOA Statement for the property at XXX. If not applicable, a LOE stating there are no HOA dues is required.	XX/XX/XXXX XXX: Please see attached document that shows no HOA amount is associated with the REO. Please also see the tax amount that shows the amount is lower than the escrow amount on the statement so we can assume that both taxes and insurance are escrowed.	06/23/2025	Lender provided property search through XXX for property XXX reflects property taxes and no HOA fees for property. It could be determined the escrows included both taxes and insurance. In addition, audit property search supports property does not have HOA fees. Condition cleared.; Borrower 1 Credit Report is not partially present.	06/25/2025	Borrower has stable job time - Borrower has XXX years on job. Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	C	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3052	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/19/2025	Resolved	XXX	Property	Second Appraisal is Missing	Second Appraisal Is Required and is Missing. Missing second appraisal. The subject loan amount is $XXX which is more than $XXX and requires a second appraisal.	XX/XX/XXXX XXX: Please see both copies of the appraisal	06/23/2025	Lender provided secondary appraisal. Condition cleared.; Second Appraisal Is provided.	06/25/2025	Borrower has stable job time - Borrower has XXX years on job. Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	D	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3052	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/19/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	06/23/2025	Borrower has stable job time - Borrower has XXX years on job. Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	C	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3062		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/19/2025	Resolved	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The XXX tolerance violation in the amount of $XXX is due to increase from $XXX to $XXX for the Appraisal Fee (a'ddl report), from $XXX to $XXX for the Credit Report Fee and the addition of the Verification of Employment fee for $XXX on CD XX/XX/XXXX. There is a COC in file dated XX/XX/XXXX, however it contains no information and was not acceptable. A cure of $XXX was included on the final CD, however was not applied, remaining cure required $XXX	Please see attached LE which discloses an in increase in the VOE fee to $XXX, and although this is not sufficient to cover the entire $XXX VOE fee that was charged at close, it seems that the $XXX cure given at closing would cover this increase as weXXX as the $XXX increase in the credit report fee ; COC attached	07/07/2025	Lender provided valid COC and re-disclosed LE dated XX/XX/XXXX for increase in verification fee from $XXX on initial LE to $XXX on re-disclosed LE. The final CD reflects a sufficient cure of $XXX for the increase in VOE fee from $XXX on re-disclosed LE to $XXX on final CD for a variance of $XXX and increase in credit report fee from $XXX on initial LE to $XXX on final CD for a variance of $XXX. Total variance was $XXX; therefore, the Lender credit of $XXX for increase in closing costs above legal limit was sufficient. Condition cleared.; Lender provided valid COC and re-disclosed LE dated XX/XX/XXXX for increase in verification fee from $XXX on initial LE to $XXX on re-disclosed LE. The final CD reflects a sufficient cure of $XXX for the increase in VOE fee from $XXX on re-disclosed LE to $XXX on final CD for a variance of $XXX and increase in credit report fee from $XXX on initial LE to $XXX on final CD for a variance of $XXX. Total variance was $XXX; therefore, the Lender credit of $XXX for increase in closing costs above legal limit was sufficient. Condition cleared.; Lender provided valid COC for increase in appraisal fee, which was due to complexity of appraisal and provided re-disclosed LE dated XX/XX/XXXX. The final CD reflects an insufficient Lender credit of $XXX for increase in Verification of Employment fee from $XXX on initial LE to $XXX on final CD and credit report fee increase from $XXX on initial LE to $XXX on the final CD, for a total variance of $XXX. An additional $XXX cure required or valid COC for increase in fees. Condition retained.	07/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3062		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/19/2025	Resolved	XXX	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower 1 3rd Party VOE Prior to Close Missing File is missing the verbal verification of employment within XXX days of loan closing for the Borrower. Lenders also have the option obtaining the verbal verification of employment after the note date (and prior to delivery of the loan to XXX), but when using this option must ensure compliance with the Selling Guide.	VOE Attached	07/01/2025	Lender provided VVOE dated post closing, which meets AUS and FNMA requirements. Condition cleared.; Borrower 1 3rd Party VOE Prior to Close Was Provided	07/02/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3062		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/19/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. HMDA Tape Provided. The loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	06/23/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3120		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/22/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared. ; HMDA Data Tape Provided.	06/28/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3120		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/23/2025	Resolved	XXX	Credit	ULI Number on URLA does not match ULI Number provided by the Lender	Missing evidence of the ULI number required per HMDA.	1003 with XXX ULI	06/24/2025	Lender provided valid ULI of XXX. Condition cleared.	06/25/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	B	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3120		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/22/2025	Resolved	XXX	Credit	Borrower 1 Credit Report is Incomplete	Borrower 1 Credit Report is Partially Present. The properties at XXX XXX insurance policies does not reflect the annual premium. Please provide insurance policy for the properties stated above reflecting the annual premium.	HOI for both REO properties	06/24/2025	Lender provided HOI for properties XXX, reflecting annual premiums. Condition cleared.; Borrower 1 Credit Report is not partially present.	06/25/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3142	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/20/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	06/28/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3045	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/20/2025	Resolved	XXX	Credit	Borrower 1 Credit Report is Incomplete	Borrower 1 Credit Report is Partially Present. Missing proof that the property at XXX is XXX. Provide property profile or other document confirming it is XXX. Additional conditions may apply.	XX/XX/XXXX XXX: See attached, borrower no longer owns this property.; XX/XX/XXXX XXX: XXX mortgagee section from the insurer is sufficient documentation to evidence XXX. A creditor would not lend to the borrowers without requiring being a mortgagee on the property.; XX/XX/XXXX XXX: See attached, insurance agent confirmed there is no mortgagee on the property which is sufficient evidence the property is XXX	07/02/2025	Lender provided Data Tree for property XXX reflecting property is no longer owned by Borrower. Audit property search supports property was sold within 2 weeks of the subject transaction. The hazard insurance does not reflect a mortgage lien and credit report does not reflect any additional mortgages not assigned by properties on the 1003, both supporting property did not have a mortgage lien. Condition cleared.; Borrower 1 Credit Report is not partially present.; Audit reviewed Lender's response and has determined insurance is not sufficient to verify property does not have open liens. Please provide documentation such as a property detail report to verify property is owned XXX. Condition retained.; Lender provided correspondence from insurance company indicating there is not mortgagee on insurance. This is not sufficient to verify property is owned XXX. Please provide documentation such as a property detail report verifying no open liens on property. Condition retained.	07/07/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3045	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/20/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	06/28/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3163	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/23/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	06/30/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3027	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/23/2025	Resolved	XXX	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing Document Required: Missing affiliated business from the file	XXX I apologize that it did not send correctly. Please see attached Attestation from XXX stating that they are not affiliated.; XXX XX/XX/XXXX Please see attached Attestation from XXX stating that they are not affiliated.	07/09/2025	Lender provided attestation of no affiliates. Condition cleared.; Required Affiliated Business Disclosure Documentation Provided; Audit reviewed Lender's response; however, the documentation provided did not download correctly. Please reupload the documentation. Condition retained.; Material Finding	07/11/2025	Borrower has stable job time - Borrower has XXX years on job. Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3027	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/23/2025	Resolved	XXX	Credit	Borrower 1 Credit Report is Incomplete	Borrower 1 Credit Report is Partially Present. Missing mortgage statement for the property at XXX. to ensure that taxes and insurance are escrowed in the mortgage payment.	XX/XX/XXXX - XXX: Please see the attached mortgage statement and tax XXX for XXX confirming both taxes and insurance being escrowed.	06/30/2025	Lender provided mortgage statement and tax certification for property XXX verifying mortgage includes taxes for both taxes and insurance. Condition cleared.; Borrower 1 Credit Report is not partially present.	07/02/2025	Borrower has stable job time - Borrower has XXX years on job. Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3027	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/23/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	06/30/2025	Borrower has stable job time - Borrower has XXX years on job. Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3129	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/23/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	07/31/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3080	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/23/2025	Resolved	XXX	Credit	Borrower 1 Credit Report is Incomplete	Borrower 1 Credit Report is Partially Present. The borrower owns an XXX located at XXX. The P&I payment of $XXX was confirmed via the credit report. However, we are unable to verify if property taxes and homeowners insurances are escrowed. Additionally, the monthly expense of $XXX shown on the final application could not be validated. Please provide documentation confirming whether the $XXX payment includes escrow, and clarify the source of the $XXX expense.	Please see attached that was in the file and labeled as “XXX (XXX)”.

Mortgage statement shows it was escrowed. Taxes and HOI show that escrows are sufficient to cover both expenses and then some. HOA Dues for standard HOA and Master HOA. Annual dues of $XXX and $XXX for a total of $XXX / XXX = $XXX.	07/02/2025	Lender provided mortgage statement reflecting escrows for taxes and insurance were included in payment. In addition, Lender provided verification of HOA fee in the amount of $XXX per month. Condition cleared.; Borrower 1 Credit Report is not partially present.	07/07/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3080	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/23/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	06/30/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3121	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/24/2025	Resolved	XXX	Credit	The Total Hazard Coverage is LESS than the Required Coverage Amount	The hazard insurance dwelling coverage of ($XXX) is insufficient, not meeting the required coverage amount of ($XXX). The hazard insurance dwelling coverage of $XXX is insufficient, not meeting the required coverage amount of $XXX.	XX/XX/XXXX XXX: The subject property is located in XXX which prohibits lenders from asking for an RCE. A checklist of coverage was provided which confirms the loss settlement basis is the replacement cost. This means the dwelling coverage fully covers the replacement cost. This documentation is acceptable in place of an RCE.	06/27/2025	Lender provided Checklist of Coverage. In the state of XXX, Lender cannot request RCE from insurance agents. Condition cleared.; The Total Hazard Coverage is greater than or equal to the Required Coverage Amount	07/01/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job. Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3121	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/24/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	06/30/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job. Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3088		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/24/2025	Rescinded	XXX	Credit	Borrower 1 Credit Report is Incomplete	Borrower 1 Credit Report is Partially Present. Missing HOA statement for the property at XXX. If not applicable, a LOE stating there are no HOA dues is required.	Per XXX there were no HOA items present for this property hence we did not need to get a miscellaneous letter.	06/27/2025	Borrower 1 Credit Report is not partially present. Audit reviewed Lender's response and has determined the XXX in file reflects property XXX does not have HOA fees. Condition cleared.	07/01/2025		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3088		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/24/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	06/30/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3076	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/24/2025	Resolved	XXX	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Missing proof of HOA or letter stating no HOA for the property at XXX. Additional conditions may apply.	XX/XX/XXXX XXX: please see attached showing no HOA dues on this property	06/26/2025	Lender provided property search through XXX for property XXX, reflecting property does not have HOA fees. Condition cleared.	07/01/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3076	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/24/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	06/30/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3108	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/24/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	06/30/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job. Borrower has XXX years on job.

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3103		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/24/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	06/30/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3097		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/25/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	06/30/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3039		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/26/2025	Resolved	XXX	Compliance	Initial Closing Disclosure Delivery Date Test	There's no evidence of a CD issued and received XXX business days prior to consummation dated XX/XX/XXXX in the loan file. This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"XXX" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than XXX business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation.	XX/XX/XXXX: Please see the attached CD	06/27/2025	Lender provided Initial CD. Condition cleared.; Lender provided Initial CD. Condition cleared.	07/01/2025	Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3039		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/25/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	06/30/2025	Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3134		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/26/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	06/30/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3150	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/02/2025	Resolved	XXX	Property	Third Party Valuation Product Not Provided within 10% Tolerance	CDA required per XXX GLs - Lender to provide	CDA; CDA	07/09/2025	CDA received - within tolerance - condition cleared.; Third party valuation product provided within tolerance.; Lender provided verification the CDA was ordered. Please provide copy of CDA supporting appraisal value within XXX% variance. Condition retained.	07/10/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3150	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/27/2025	Resolved	XXX	Credit	ULI Number on URLA does not match ULI Number provided by the Lender	Missing the ULI number from the lender.	UXXX #	06/30/2025	Lender provided valid ULI of XXX. Condition cleared.	07/02/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	C	A	B	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3150	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/26/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	06/30/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3101	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/26/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	06/30/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3089	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/26/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	06/30/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3110	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/27/2025	Resolved	XXX	Credit	Missing US Patriot Act Disclosure or ID	Missing XXX Patriot Act Disclosure or ID. This is a required document.	XXX XX/XX/XXXX Please see attached XXX Patriot Act Disclosure and Personal ID	07/16/2025	Lender provided completed Patriot Act disclosure. Condition cleared.; XXX Patriot Act Disclosure or ID provided.; Material Finding	07/18/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	B	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3110	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/27/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	07/18/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3111		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/27/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	07/02/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3148	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/28/2025	Resolved	XXX	Credit	Missing US Patriot Act Disclosure or ID	Missing XXX Patriot Act Disclosure or ID. Missing Patriot Act disclosure for B2.	XXX Form; XXX Disclosure	07/08/2025	Lender provided completed Patriot Act form for both Borrowers. Condition cleared.; XXX Patriot Act Disclosure or ID provided.; Lender provided Patriot Act disclosure; however, did not provide the completed Patriot Act form reflecting the documentation used to identify Borrower 2. Condition retained.; Material Finding	07/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	B	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3148	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/28/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	07/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3148	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/30/2025	Resolved	XXX	Compliance	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing. Documentation required. 1st e-signed document in the file is dated XX/XX/XXXX, however missing proof of e-consent dated XX/XX/XXXX or before.	Econsent	07/02/2025	Lender provided verification of Borrowers' eConsent. Condition cleared.; Evidence of eConsent is provided.; Material Finding	07/07/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	B	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3148	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/28/2025	Resolved	XXX	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Missing proof of taxes, insurance and HOA if applicable for the property at XXX. Additional conditions may apply.	Prop Docs	07/02/2025	Lender provided mortgage statement, taxes, hoi and HOA fees for property XXX. Condition cleared.	07/07/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3160	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/30/2025	Resolved	XXX	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing The ABD is missing from the loan file. Showing evidence that the borrower received the ABD within XXX business days of application, XX/XX/XXXX, may cure the violation.	XXX XX/XX/XXXX Please see attached Attestation Letter.; XXX XX/XX/XXXX The Affiliate Business Disclosure is only required when there are fees charged to the borrower which the broker/lender is affiliated with. There are no charges on this file at have affiliated payees.	07/02/2025	Lender provided attestation of no affiliates. Condition cleared.; Required Affiliated Business Disclosure Documentation Provided; Material Finding; Audit reviewed Lender's response. Please provide attestation on Lender's letterhead indicating no affiliates. Condition retained.	07/07/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3160	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/30/2025	Resolved	XXX	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least XXX-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)). Documentation required to clear exception: The document provided (pg XXX) indicates that the borrower either received, or chose to waive the right to receive the appraisal at least XXX days prior to consummation, but does not confirm the borrower received the appraisal at or prior to consummation. Provide documentation to show the date the borrower received the appraisal to confirm it was received by the borrower timely.	XXX XX/XX/XXXX XXX XX/XX/XXXX Please see the attached Appraisal Package worksheet with proof that both borrowers were sent an Appraisal Package on XX/XX/XXXX and the mailbox rule was applied. This meets the XXX business days before the closing date of XX/XX/XXXX	07/02/2025	Lender provided verification of Borrower's receipt of appraisal. Condition cleared.; Evidence of appraisal delivery provided.; Material Finding	07/07/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3160	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/30/2025	Resolved	XXX	Compliance	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing. The e-Signed documents consent is missing. Showing evidence that the borrower signed an e-consent at the time of initial disclosures may cure the violation.	XXX XX/XX/XXXX Please see attached e-sign consent	07/01/2025	Lender provided verification of Borrower's eConsent. Condition cleared.; Evidence of eConsent is provided. The eSigned documents consent is missing.	07/07/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3160	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/27/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	07/02/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	C	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3053	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/28/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	07/02/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3072		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/28/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	07/02/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3093	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/28/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	07/02/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	C	A	C	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3093	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/28/2025	Resolved	XXX	Compliance	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing. The e-Signed documents consent is missing. Providing evidence showing the borrower signed the e-consent at the time of initial disclosures may cure the violation.	XXX XX/XX/XXXX Please see attached e-sign consent form	07/01/2025	Lender provided verification of eConsent. Condition cleared.; Evidence of eConsent is provided.	07/02/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3104	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/30/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	07/02/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XX

																			Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3149		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/01/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	07/02/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3149		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/01/2025	Rescinded	XXX	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Missing HOA or letter from borrower stating no HOA for the property at: XXX. Additional conditions may apply.	Please see pg XXX of original delivered credit package for HOA	07/01/2025	Audit reviewed Lender's response and has determined verification of HOA fees are in the loan file on page XXX. Condition rescinded.	07/02/2025		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3059		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/01/2025	Resolved	XXX	Credit	Asset Qualification Does Not Meet Guideline Requirements	Asset Qualification Does Not Meet Guideline Requirements Lender to provide accounting and explanation of all funds to close and completely document it. Unable to fully determine where funds are coming from. There are XXX gift letters in file and an indication of possible XXX gift of $XXX and XXX. which doesn't have a gift letter but wires in file indicate coming from the Giftor. XXX gifts for $XXX a piece are confirmed in the file. $XXX for escrow deposit has been confirmed. Gift for XXX has not been documented. There is conflicting info in the file and so it is required to show exactly where that ALL funds are coming. Post close which is the Final PCCD shows $XXX required to close. Reserves from overlays of $XXX	XX/XX/XXXX XXX: $XXX gift ended up being reduced to $XXX as the XXX amount was not necessary. Guidelines do not require an updated gift letter when reducing gift amount. See attached receipt from title.	07/07/2025	Audit reviewed Lender's response and has determined the gift from Borrower's spouse being sent directly to settlement agent at closing decreased from $XXX to $XXX, which does not require an updated gift letter. Condition cleared.; Asset Qualification Meets Guideline Requirements	07/09/2025	Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3059		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/01/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	07/09/2025	Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3184	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/01/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	07/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3158	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/02/2025	Resolved	XXX	Credit	Borrower 1 Credit Report is Incomplete	Borrower 1 Credit Report is Partially Present. Missing HOA statement for the property at XXX. If not applicable, a LOE stating there are no HOA dues is required.	XX/XX/XXXX XXX: Please see attached document	07/07/2025	Lender provided LOE from Borrower, indicating no HOA fees on property. Condition cleared.; Borrower 1 Credit Report is not partially present.	07/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job. Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3158	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/02/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	07/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job. Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3167	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/02/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	07/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job. Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3167	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/02/2025	Resolved	XXX	Credit	Borrower 1 Credit Report is Incomplete	Borrower 1 Credit Report is Partially Present. Missing HOA statement for the property at XXX. If not applicable, a LOE stating there are no HOA dues is required.	XX/XX/XXXX XXX: please see attached, showing no HOA dues at this REO	07/07/2025	Lender provided property search through XXX for property XXX reflecting property does not have HOA fees. Condition cleared.; Borrower 1 Credit Report is not partially present.	07/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job. Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3023		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/02/2025	Resolved	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The XXX tolerance violation in the amount of $XXX is due to increase from $XXX to $XXX for the Lender's Title insurance. Initial LE shows Lender's title insurance in section B as a Non-shoppable fe. A revised LE was not issued correcting this to a shoppable fee, therefore the fee was tested as XXX% tolerance (non-shoppable).	FSS; LOX PCCD	07/18/2025	Lender provided final settlement statement and the PCCD, which both reflect Borrower paid $XXX for title and received a credit of $XXX for the title policy. The final CD in file also reflects Borrower was given a $XXX for title insurance in section L. Condition cleared.; Lender provided a LOE and PCCD; however, the fees do not match the final settlement statement in file. Please provide cure or provide documentation supporting the fees reflected on the PCCD. Condition retained.	07/21/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3023		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/02/2025	Resolved	XXX	Credit	Audited DTI Exceeds AUS DTI	Audited DTI of XXX% exceeds AUS DTI of XXX% XXX% DTI exception. Lender to rerun DU approval with updated PITIA for retained property of $XXX. Final 1003 didn't show XXX against the property at XXX but did have a monthly debt listed of $XXX/mo. After review of the mortgage statement from XXX, which didn't have tax, ins and HOA, reviewed hazard stmt, tax stmt and Letter stating no HOA and actual PITI is $XXX/mo. since the difference is over our XXX% variance allowed DU will need to be rerun with a new DTI of XXX%	Please provide your calcs	07/15/2025	Lender provided the PITIA calculation for property XXX. Audit re-reviewed documentation and debt ratio and has determined audit re-calculated DTI of XXX% is within tolerance of the AUS approved DTI of XXX%. Condition cleared.; Audited DTI of XXX% is less than or equal to AUS DTI of XXX%	07/16/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3023		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/02/2025	Resolved	XXX	Credit	Hazard Insurance Effective Date is after the Disbursement Date	Hazard Insurance Effective Date of XX/XX/XXXX is after the Disbursement Date of XX/XX/XXXX. Confirmed disbursement date on Final CD and Hazard insurance date as well. Lender to provide hazard insurance prior to or on note date of XX/XX/XXXX	Home Dec Page	07/10/2025	Lender provided hazard insurance reflecting effective date of XX/XX/XXXX. Condition cleared.; Hazard Insurance Effective Date of XX/XX/XXXX is prior to or equal to the Disbursement Date of XX/XX/XXXX Or Hazard Insurance Effective Date Is Not Provided.	07/14/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3023		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/02/2025	Resolved	XXX	Credit	The Total Hazard Coverage is LESS than the Required Coverage Amount	The hazard insurance dwelling coverage of ($XXX) is insufficient, not meeting the required coverage amount of ($XXX). Lender to provide title insurance that is sufficient to cover at a minimum the loan amount or provide a replacement document. Additional conditions may apply.	RCE documentation	07/07/2025	Lender provided letter from insurance company verifying insurance on subject property includes Option ID for coverage that is XXX% of the replacement cost estimate. Condition cleared.; The Total Hazard Coverage is greater than or equal to the Required Coverage Amount	07/14/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3023		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/02/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	07/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3141	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/02/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. HMDA Tape Provided. The loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	07/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	D	A	C	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3141		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/02/2025	Rescinded	XXX	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Two years tax returns are required per DU line 18 for XXX. Additional conditions may apply.	Tax Returns	07/07/2025	Lender provided XXX tax returns, which were in the loan file. The income from XXX was not used in qualification; therefore, additional documentation is not required. Condition rescinded.; Income and Employment Meet Guidelines	07/08/2025		D	A	A	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3141	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/02/2025	Resolved	XXX	Credit	Borrower 2 3rd Party VOE Prior to Close Missing	Borrower 2 3rd Party VOE Prior to Close Missing File is missing the verification of employment within XXX days of loan closing for the borrower and co borrower for XXX. Lenders also have the option obtaining the verbal verification of employment after the note date (and prior to delivery of the loan to XXX), but when using this option must ensure compliance with the Selling Guide.	VVOE	07/07/2025	Lender provided Verification of Business dated within XXX days of the Note date. Condition cleared.; Borrower 2 3rd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals 2)	07/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3141	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/02/2025	Resolved	XXX	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower 1 3rd Party VOE Prior to Close Missing File is missing the verification of employment within XXX days of loan closing for the borrower and co borrower for XXX. Lenders also have the option obtaining the verbal verification of employment after the note date (and prior to delivery of the loan to XXX), but when using this option must ensure compliance with the Selling Guide.	VVOE	07/07/2025	Lender provided Verification of Business dated within XXX days of the Note date. Condition cleared.; Borrower 1 3rd Party VOE Prior to Close Was Provided	07/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3141	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/02/2025	Resolved	XXX	Credit	Asset 1 Does Not Meet Guideline Requirements	Asset Record 1 Does Not Meet G/L Requirements. Missing evidence of the sale of the property located at XXX , such as a signed Final CD or signed settlement statement with net proceeds of $XXX. Additional conditions may apply.
CD; CD from sale	07/07/2025	Lender provided final CD for sale of property XXX. Condition cleared.; Asset Record 1 Meets G/L Requirements	07/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	D	A	C	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3141	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/03/2025	Resolved	XXX	Compliance	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing. Documentation required. 1st e-signed document in the file is dated XX/XX/XXXX, however missing proof of e-consent dated XX/XX/XXXX or before.	E-Consent	07/07/2025	Lender provided verification of Borrower's eConsent. Condition cleared.; Evidence of eConsent is provided.	07/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	D	A	B	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3196	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/07/2025	Resolved	XXX	Credit	ULI Number on URLA does not match ULI Number provided by the Lender	The ULI Number on URLA ([ULI]) does NOT Match the ULI Number provided by the Lender (Tape ULI]). Missing evidence of the lenders ULI number.	XX/XX/XXXX XXX: This is a correspondent loan. The loan number on the loan application is the loan number XXX is using as their loan number.	07/09/2025	Audit reviewed Lender's response and has determined the loan application on page XXX of the loan file reflects a ULI of XXX, which matches the tape value. Condition cleared. ; Material Finding	07/11/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	B	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3196	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/02/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. HMDA Tape Provided. The loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	07/11/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3095	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/07/2025	Resolved	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure required, refund in the amount of $XXX with PCCD, LOE, Copy of Refund Check and Proof of delivery or a valid COC. The XXX% tolerance violation is due to the increase in Discount Points from $XXX on the initial LE, to $XXX on the final CD dated XX/XX/XXXX without a valid COC in file. Please provide a valid COC or cure package.	CD with COC attached	07/09/2025	Lender provided valid COC for increase in discount points and Initial CD. Valid COC was for rate lock extension. Audit re-ran compliance and has determined fees are within tolerance. Condition cleared.	07/11/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3095	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/07/2025	Resolved	XXX	Compliance	Initial Closing Disclosure Delivery Date Test	This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"XXX" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than XXX business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation. Documentation required to clear exception. Please provide a copy of the initial Closing Disclosure issued and acknowledged by the borrower at least XXX days prior to consummation.	Lender provided initial Closing Disclosure. Condition cleared.	07/11/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3095	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/03/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	07/11/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3099	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/04/2025	Resolved	XXX	Property	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. Third Party Valuation Product Not Provided or Not Provided Within Tolerance.	CDA	07/23/2025	CDA dated XXX with value of $XXX was provided and is within XXX% tolerance of appraisal value of $XXX. Condition cleared.; Third party valuation product provided within tolerance.	07/28/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3099	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/04/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. HMDA Tape Provided. The loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	07/11/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3137	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/07/2025	Resolved	XXX	Credit	The Total Hazard Coverage is LESS than the Required Coverage Amount	The hazard insurance dwelling coverage of ($XXX) is insufficient, not meeting the required coverage amount of ($XXX). Lender to provide sufficient coverage for loan amount or replacement cost document. Additional conditions may apply.	XX/XX/XXXX XXX: RCE attached	07/09/2025	Lender provided replacement cost estimate. Condition cleared.; The Total Hazard Coverage is greater than or equal to the Required Coverage Amount	07/11/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3137	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/07/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	07/11/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3109	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/03/2025	Resolved	XXX	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing Please provide Affiliated Business Disclosure	XXX XX/XX/XXXX Please See attached Attestation Letter; XXX XX/XX/XXXX The Affiliate Business Disclosure is only required when there are fees charged to the borrower which the broker/lender is affiliated with. There are no charges on this file at have affiliated payees.

07/17/2025	Attestation of no affiliates on subject transaction provided. Condition cleared.; Required Affiliated Business Disclosure Documentation Provided; Material Finding; Audit reviewed Lender's response. Please provide attestation of no affiliates on Lender's letterhead. Condition retained.	07/21/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3109	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/04/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. HMDA Tape Provided. The loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	07/11/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3197	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/07/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	07/11/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job. Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3165	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/04/2025	Resolved	XXX	Credit	The Total Hazard Coverage is LESS than the Required Coverage Amount	The hazard insurance dwelling coverage of ($XXX) is insufficient, not meeting the required coverage amount of ($XXX). Hazard insurance in not sufficient. The declaration page has total coverage of $XXX and the loan amount is $XXX. Form does not indicate guaranteed replacement cost coverage. Replacement cost estimator is not in the loan file. Additional conditions may apply.	XX/XX/XXXX XXX: See attached, insurer confirms the property is insured to XXX% of the insurable value of the improvements.	07/16/2025	Lender provided LOE from insurance company verifying insurance coverage is based on replacement cost estimate and includes replacement cost coverage endorsement ID. Condition cleared.; The Total Hazard Coverage is greater than or equal to the Required Coverage Amount	07/18/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3165	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/04/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. HMDA Tape Provided. The loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	07/11/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3165	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/04/2025	Resolved	XXX	Credit	Borrower 1 Credit Report is Incomplete	Borrower 1 Credit Report is Partially Present. Missing HOA statement, or evidence of no HOA for the properties located at XXX. XXX screenshot is not acceptable for HOA documentation. Please provide documentation from HOA, Statements,Appraisal, or LOE from the borrower.Additional conditions may apply.	XX/XX/XXXX XXX: Please see attached deed for this REO, showing it is not a XXX and does not have HOA dues	07/08/2025	Lender provided mortgage statement for 1st lien indicating not in a XXX. Audit property search supports property does not have HOA fees. Condition cleared.; Borrower 1 Credit Report is not partially present.	07/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3130	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/07/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	07/11/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3132	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/07/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	07/11/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3162	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/07/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. HMDA Tape Provided. The loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	07/11/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3073	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/07/2025	Resolved	XXX	Credit	Borrower 2 3rd Party VOE Prior to Close Missing	Borrower 2 3rd Party VOE Prior to Close Missing File is missing the VOE/Business license for XXX. within XXX days of the note. Additional conditions may apply.	voe	07/10/2025	Lender provided VVOE and verification of business license dated within XXX business days of the Note date. Condition cleared.; Borrower 2 3rd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals 2)	07/14/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3073	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/07/2025	Resolved	XXX	Credit	Borrower 1 Paystubs Missing	Borrower 1 Paystubs Missing Per DU line XXX; Document XXX income using a paystub and a W-2 from the prior year, or using a standard VOE. File is missing a standard voe or paystub. Additional conditions may apply.	paystubs	07/10/2025	Lender provided pay stubs. Condition cleared.; Borrower 1 Paystubs Provided	07/14/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3073	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/07/2025	Resolved	XXX	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower 1 3rd Party VOE Prior to Close Missing File is missing a vvoe dated XXX days prior to closing for the borrower. Additional conditions may apply.	voe	07/10/2025	Lender provided VVOE dated within XXX business days of the Note date. Condition cleared.; Borrower 1 3rd Party VOE Prior to Close Was Provided	07/14/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3073	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/07/2025	Resolved	XXX	Credit	SCIF Document Missing	This loan is an Risk Assesment is: (DU) with an application date of: (XX/XX/XXXX) which is after XX/XX/XXXX, or this is an FHA loan with an application date after XX/XX/XXXX and therefore a SCIF is required. However, the Supplemental Consumer Information Form is NOT Present. SCIF is missing for the borrower and co borrower.	scif	07/10/2025	Lender provided SCIF. Condition cleared.; This Supplemental Consumer Information Form is Present.; This loan is an Risk Assesment is: (DU) with an application date of: (XX/XX/XXXX) which is after XX/XX/XXXX, or this is an FHA loan with an application date after XX/XX/XXXX and therefore a SCIF is required. However, the Supplemental Consumer Information Form is NOT Present.	07/14/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3073	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/07/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. HMDA Tape Provided. The loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	07/14/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3154	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/08/2025	Resolved	XXX	Credit	Title Coverage is Less than Subject Lien	Title Coverage Amount of $XXX is Less than Total Amount of Subject Lien $XXX Title Coverage Amount of $XXX is Less than Total Amount of Subject Lien $XXX.
Please provide the title update/supplement showing sufficient coverage. Additional conditions may apply.	please see attached doc XXX XX/XX/XXXX	07/22/2025	Resolved as we have received the updated title coverage amount. ; Title Coverage Amount of $XXX is equal to or greater than Total Amount of Subject Lien $XXX; Material Finding	07/23/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3154	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/07/2025	Resolved	XXX	Compliance	Homeownership Counseling Disclosure Is Missing	Homeownership Counseling Disclosure Is Missing Documentation Required Missing Counseling Disclosure notice	XXX XX/XX/XXXX Please see attached Disclosure	07/10/2025	Lender provided Homeownership Counseling Disclosure. Condition cleared.; Homeownership Counseling Disclosure Is Present or Not Applicable; Material Finding	07/14/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3154	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/08/2025	Resolved	XXX	Credit	Borrower 1 Credit Report is Incomplete	Borrower 1 Credit Report is Partially Present. File is missing the mortgage statement in order to determine escrows, or tax and or insurance declaration for the property located at XXX. Additional conditions may apply.	XX/XX/XXXX XXX: attached	07/09/2025	Lender provided credit supplement reflecting mortgage for property XXX includes escrows for both taxes and insurance. Condition cleared.; Borrower 1 Credit Report is not partially present.	07/11/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3154	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/08/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. HMDA Tape Provided. The loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	07/11/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3194	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/08/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	07/15/2025	Borrower has stable job time - Borrower has XXX years on job. Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3194	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/08/2025	Resolved	XXX	Credit	Borrower Non-US Citizen Identification Document Missing	XXX Citizen Borrower is missing Identification Document. Missing XXX. Please provide a copy of the borrower's XXX	XXX	07/10/2025	Lender provided Borrower's XXX. Condition cleared.; Borrower Identification Document provided.	07/14/2025	Borrower has stable job time - Borrower has XXX years on job. Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3140	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/08/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	07/15/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3204	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/08/2025	Resolved	XXX	Credit	Title Coverage is Less than Subject Lien	Title Coverage Amount of $XXX is Less than Total Amount of Subject Lien $XXX Title Coverage Amount of $XXX is Less than Total Amount of Subject Lien $XXX.
Please provide the title update/supplement showing sufficient coverage. Additional conditions may apply.	please see attached doc XXX XX/XX/XXXX	07/16/2025	Lender provided Title reflecting coverage of $XXX. Condition cleared.; Title Coverage Amount of $XXX is equal to or greater than Total Amount of Subject Lien $XXX; Material Finding	07/21/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	C	A	B	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3204	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/08/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. HMDA Tape Provided. The loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete. Additional conditions may apply.
HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	07/15/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3204	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/08/2025	Resolved	XXX	Credit	Borrower 1 Credit Report is Incomplete	Borrower 1 Credit Report is Partially Present. Missing HOA statement, or evidence of no HOA for the properties located at XXX. XXX screenshot is not acceptable for HOA documentation. Please provide documentation from HOA, Statements,Appraisal, or LOE from the borrower.Additional conditions may apply.	XX/XX/XXXX XXX: Please see attached document that shows there no HOA dues associated with the property.	07/10/2025	Lender provided property detail report through XXX for property XXX reflecting property does not have HOA fees. Condition cleared.; Borrower 1 Credit Report is not partially present.	07/14/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3064	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/08/2025	Resolved	XXX	Credit	Title Coverage is Less than Subject Lien	Title Coverage Amount of $XXX is Less than Total Amount of Subject Lien $XXX Lender to provide sufficient title coverage for loan amt.	Title supplement	07/11/2025	Lender provided Title with coverage of $XXX. Condition cleared.; Title Coverage Amount of $XXX is equal to or greater than Total Amount of Subject Lien $XXX; Material Finding	07/15/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	C	A	B	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3064	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/08/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	07/15/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3119	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/08/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	07/15/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3172	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/08/2025	Resolved	XXX	Credit	The Total Hazard Coverage is LESS than the Required Coverage Amount	The hazard insurance dwelling coverage of ($XXX) is insufficient, not meeting the required coverage amount of ($XXX). The hazard insurance dwelling coverage of $XXX is insufficient, not meeting the required coverage amount of $XXX	XX/XX/XXXX XXX: Please see that a copy of the insurance policy was provided with an attached Checklist of Coverage. Since the subject property is located in XXX, XXX state law prohibits the lender from requesting a Replacement Cost Estimate, and a Checklist of Coverage is provided as an acceptable alternative. The Checklist of Coverage confirms that the RCE amount is $XXX as the Loss Settlement Basis is based on the Replacement Cost of the property.	07/15/2025	Audit reviewed Lender's response and has determined the Checklist of Coverage is sufficient in the state of XXX. Lender's are not allowed to request additional coverage of a Replacement Cost estimate. The insurance is sufficient to cover the Limit of Insurance reflected on the Checklist of Coverage. Condition cleared.; The Total Hazard Coverage is greater than or equal to the Required Coverage Amount	07/16/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job. Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3172	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/08/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	07/15/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job. Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3173		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/08/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	07/15/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3124	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/09/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	07/15/2025	Borrower has stable job time - Borrower has XXX years on job. Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3228	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/09/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	07/15/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3117	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/09/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	07/15/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job. Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3117	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/09/2025	Resolved	XXX	Credit	Borrower 1 Credit Report is Incomplete	Borrower 1 Credit Report is Partially Present. Missing HOA statement for the property at XXX. If not applicable, a LOE stating there are no HOA dues is required.	XX/XX/XXXX XXX: Please see attached documentation with updated documentation including HOA dues in DTI	07/11/2025	Lender provided HOA documentation for property XXX and updated AUS that includes the HOA fees. Condition cleared.; Borrower 1 Credit Report is not partially present.	07/14/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job. Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3139	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/09/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. HMDA Tape Provided. The loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete. Additional conditions may apply.
																	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	07/15/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3213	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/09/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. HMDA Tape Provided. The loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete. Additional conditions may apply.
																	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	07/15/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3213	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/09/2025	Resolved	XXX	Credit	Borrower 1 Credit Report is Incomplete	Borrower 1 Credit Report is Partially Present. Missing HOA statement, or evidence of no HOA for the properties located at XXX. XXX screenshot is not acceptable for HOA documentation. Please provide documentation from HOA, Statements,Appraisal, or LOE from the borrower. Additional conditions may apply.
															XX/XX/XXXX XXX: Please see attached document that shows no HOA dues are associate with the property	07/11/2025	Lender provided property detail report for property XXX reflecting property does not have HOA fees. Condition cleared.; Borrower 1 Credit Report is not partially present.	07/14/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3031	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/08/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	07/15/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3031	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/08/2025	Resolved	XXX	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	missing proof of HOA for the property at XXX. Final 1003 indicates amount of $XXX/mo. Additional conditions may apply.	XX/XX/XXXX XXX: Please see attached document that disclosed boat slip amount for $XXX and monthly HOA dues for $XXX.That would total up to $XXX/mo.	07/11/2025	Lender provided verification of HOA fees for property XXX. Condition cleared.	07/14/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3131	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/09/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. HMDA Tape Provided. The loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete. Additional conditions may apply.
																	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	07/15/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3181		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/09/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	07/15/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3208	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/09/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	07/15/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3096	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/09/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared. ; HMDA Data Tape Provided.	07/15/2025	Borrower has stable job time - Borrower has XXX years on job. Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3096	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/09/2025	Resolved	XXX	Credit	Asset Qualification Does Not Meet Guideline Requirements	Asset Qualification Does Not Meet Guideline Requirements Missing Final Settlement Statement or Seller CD reflecting the property at XXX was sold. Note: Proceeds were used as assets. EMD was not sourced.	XX/XX/XXXX XXX: Please see attached document	07/11/2025	Lender provided final settlement statement for sale of XXX. Condition cleared.; Asset Qualification Meets Guideline Requirements	07/14/2025	Borrower has stable job time - Borrower has XXX years on job. Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3171		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/09/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	07/15/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3054	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/10/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. HMDA Tape Provided. The loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete. Additional conditions may apply.
HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	07/15/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3145	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/10/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. HMDA Tape Provided. The loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete. Additional conditions may apply.
																	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	07/15/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3161		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/10/2025	Resolved	XXX	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Missing proof of HOA or letter from borrower stating no HOA for the property at: XXX. Additional conditions may apply.	XX/XX/XXXX XXX: XXX has no indication of HOA dues for this property	07/14/2025	Lender provided property search through XXX reflecting property XXX does not have HOA fees. Condition cleared.	07/16/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3161		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/10/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	07/15/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3146		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/15/2025	Rescinded	XXX	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:			Not required - Rescind; Not required - Rescind	07/15/2025		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3146	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/10/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	07/15/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3195	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/10/2025	Resolved	XXX	Credit	Title Coverage is Less than Subject Lien	Title Coverage Amount of $XXX is Less than Total Amount of Subject Lien $XXX Title coverage was not provided on the title report. Provide sufficient coverage for the loan amount.	please see attached doc XXX XXX	07/22/2025	Lender provided updated Title. Condition cleared.; Title Coverage Amount of $XXX is equal to or greater than Total Amount of Subject Lien $XXX; Material Findings	07/23/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	B	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3195	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/10/2025	Resolved	XXX	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Missing proof of HOA or letter from borrower stating no HOA for the property at XXX. Additional conditions may apply.	XX/XX/XXXX XXX: attached	07/14/2025	Lender provided property search through XXX reflecting property XXX does not have HOA fees. Condition cleared.	07/16/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3195	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/10/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	07/15/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3143	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/10/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	07/15/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3180		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/10/2025	Resolved	XXX	Credit	Audited DTI Exceeds AUS DTI	Audited DTI of XXX% exceeds AUS DTI of XXX% XXX% DTI exception. Loan was approved at XXX%. It also exceeds the maximum XXX% from XXX overlays. B2 income is listed as $XXX/mo when the documentation and circumstances don't add up to that monthly amount. XXX letter in file states borrower can only work remote and only for a maximum of XXX hours per day due to a serious injury that is requiring at least XXX days a week of physical therapy from a car accident. There is no indication how long this will be for or how long she will be on limited working hours. Her employer has her bill at a rate of $XXX/hr. XXX hours a day x XXX days a week is XXX hrs. per week which comes to $XXX/mo. This is a new job only on the job one month and prior job was at XXX times the rate @ $XXX/hr. Separate exception will be set for an explanation of the large decrease in hourly rate.	XX/XX/XXXX XXX: Please see the attached letter from the borrower's employer confirming that the borrower is expected to earn an annual salary of $XXX, which would be $XXX a month. The employer explained that the borrower's paystub does not reflect XXX hours a week due to the borrower's current physical therapy restrictions. Even with their physical therapy restrictions, the paystub shows that the borrower XXX worked XXX hours over the first half of the month, totaling $XXX. Since the borrower is paid twice a month, UWM used the more conservative calculation of $XXX based off their actual hours worked with the restrictions. The paystub is based off the hours the borrower actually worked on their physical restrictions, versus the letter from the doctor is only a recommendation and is not truly what the borrower is working, therefore, their income would not be calculated off the doctor’s letter. Also there are no concerns about the borrower making less money with their new employer, the concerns would be if the borrower had an unexplainable increase with the new employment. Additionally, the letter from the employer confirms that the borrower is a returning employee of the firm, as the borrower was previously employed by XXXfor XXX years.	07/15/2025	Lender provided letter from Borrower's employer reflecting Borrower 2 is expected to earn $XXX annually, which would be $XXX per month and that Borrower's 2 is expected to return to work after treatment for injuries due to XXX accident. The pay stubs showing the decrease in hours support income of $XXX per month used by Lender. Audit re-calculated income and debt ratios resulting in an audit DTI of XXX%, which is within tolerance of the AUS approved DTI of XXX%. Condition cleared.; Audited DTI of XXX% is less than or equal to AUS DTI of XXX%	07/16/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3180		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/10/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	07/15/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3178	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/10/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	07/15/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job. Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3206		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/10/2025	Resolved	XXX	Credit	Borrower 1 Credit Report is Incomplete	Borrower 1 Credit Report is Partially Present. Missing HOA Statement for the property at XXX. If not applicable, a LOE stating there are no HOA dues is required.	XX/XX/XXXX XXX: XXX has no indication of HOA dues for this property.	07/14/2025	Audit reviewed Lender's response. An audit property search of property XXX supports property does not have HOA fees. Condition cleared.; Borrower 1 Credit Report is not partially present.	07/16/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job. Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3206		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/10/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	07/15/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job. Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3079		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	07/11/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	07/16/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3159		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/11/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	07/16/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3144		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/10/2025	Resolved	XXX	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least XXX-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)). Documentation required to clear exception: The document provided indicates that the borrower either received, or chose to waive the right to receive the appraisal at least XXX days prior to consummation, but does not confirm the borrower received the appraisal at or prior to consummation. Provide documentation to show the date the borrower received the appraisal to confirm it was received by the borrower timely.	XX/XX/XXXX: Please see the attached Appraisal Consent & LOX	07/18/2025	Lender provided verification of Borrower's receipt of appraisal. Condition cleared.; Evidence of appraisal delivery provided.; Material Findings	07/21/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3144		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/11/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	07/16/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3186	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/15/2025	Resolved	XXX	Compliance	Missing Initial Escrow Disclosure	Initial Escrow Account Disclosure is Missing	.	07/18/2025	Lender provided Initial Escrow disclosure. Condition cleared.; Initial Escrow Account Disclosure is Resolved; Material Findings	07/21/2025	Borrower has stable job time - Borrower has XXX years on job. Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3186	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/15/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	07/16/2025	Borrower has stable job time - Borrower has XXX years on job. Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3192	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/14/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	07/16/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3136	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	07/14/2025	Resolved	XXX	Credit	Borrower 1 Credit Report is Incomplete	Borrower 1 Credit Report is Partially Present. 1) The Proposed Monthly Housing Expense includes Homeowner's Association (HOA) dues of $XXX; however, the subject property is not submitted as a unit in a XXX (XXX) or
XXX or XXX Project. Appraisal in file does not show an HOA. Please provide an LOE and documentation for the HOA. 2) The following debt(s) was submitted as paid off at or before closing and/or excluded and is therefore omitted from the debt-to-income (DTI) ratio. The debt(s) is considered paid off at or before closing if the account has XXX balance as of the note date. For debt(s) submitted as excluded, include documentation supporting omission. Creditor: XXX, Acct: *** XXX, Bal: $XXX. Additional conditions may apply.	XX/XX/XXXX XXX: The $XXX HOA fee was marked in error, see attached updated loan app. Appraiser confirms property type and $XXX HOA dues. XXX was excluded as paid by business, evidence of XXX months paid by the business was included in the file.	07/17/2025	Lender provided updated 1003 reflecting HOA fees removed for subject property. Audit confirmed XXX months business transaction details in file verify the Borrower's business pays the XXX account supporting the omission of XXX debt. Condition cleared.; Borrower 1 Credit Report is not partially present.	07/21/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3136	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	07/14/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. HMDA Tape Provided. The loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete. Additional conditions may apply.
HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	07/16/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3221	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/14/2025	Resolved	XXX	Compliance	TILA Right of Rescission Test	This loan failed the TILA right of rescission test.Closed-end ( 12 CFR §1026.23(a)(3) , transferred from 12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) , transferred from 12 CFR §226.15(a)(3) )The funding date is before the XXX business day following consummation.The consumer may exercise the right to rescind until midnight of the XXX business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. Cure Required: Right to cancel was signed by the borrower on XX/XX/XXXX with a midnight date of XX/XX/XXXX. Disbursement occurred on XX/XX/XXXX Therefore, borrower did not receive XXX days to cancel.

In order to cure rescission needs to be re-opened and a PCCD, LOE, and proof of delivery is required.	XXX XX/XX/XXXX Please see attached Right to Cancel, Letter of Explanation, and XXX label reflecting that the Right to Cancel period was reopened	08/04/2025	Condition resolved as the lender did re-open rescission.	08/06/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3221	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/14/2025	Resolved	XXX	Credit	Borrower 1 Credit Report is Incomplete	Borrower 1 Credit Report is Partially Present. Missing HOA statement, or evidence of no HOA for the properties located at XXX. XXX screenshot is not acceptable for HOA documentation. Please provide documentation from HOA, Statements,Appraisal, or LOE from the borrower. Additional conditions may apply.
XX/XX/XXXX XXX: Please see attached showing no indication of HOA dues	07/18/2025	Lender provided property search through XXX for property XXX, reflecting property does not have HOA fees. Condition cleared.; Borrower 1 Credit Report is not partially present.	07/21/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3221	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/14/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. HMDA Tape Provided. The loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	07/16/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3210	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/15/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared. ; HMDA Data Tape Provided.	07/23/2025	Borrower has stable job time - Borrower has XXX years on job. Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3210	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/15/2025	Resolved	XXX	Credit	The Total Hazard Coverage is LESS than the Required Coverage Amount	The hazard insurance dwelling coverage of ($XXX) is insufficient, not meeting the required coverage amount of ($XXX). The hazard insurance dwelling coverage of $XXX is insufficient, not meeting the required coverage amount of $XXX	XX/XX/XXXX XXX: Please see attached document that shows checklist of coverage. With this coverage the dwelling coverage is sufficient.	07/17/2025	Lender provided checklist of coverage, reflecting insurance includes replacement cost coverage. Lender's are not allowed in the state of XXX, to request a replacement cost estimate or additional coverage. Condition cleared.; The Total Hazard Coverage is greater than or equal to the Required Coverage Amount	07/21/2025	Borrower has stable job time - Borrower has XXX years on job. Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3220	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/14/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared. ; HMDA Data Tape Provided.	07/23/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3235	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/15/2025	Resolved	XXX	Credit	Title Coverage is Less than Subject Lien	Title Coverage Amount of $XXX is Less than Total Amount of Subject Lien $XXX Lender to provide sufficient coverage for loan amount.	please see attached doc XXX XX/XX/XXXX	07/28/2025	Lender provided title with coverage of $XXX. Condition cleared.; Title Coverage Amount of $XXX is equal to or greater than Total Amount of Subject Lien $XXX; Material Finding	07/30/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	C	A	B	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3235	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/15/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared. ; HMDA Data Tape Provided.	07/23/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3123	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/16/2025	Resolved	XXX	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least XXX-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)). Missing evidence confirming a copy of the appraisal was provided to the consumer at least XXX-business days prior to the consummation date.	XX/XX/XXXX: Please see the attached Appraisal Delivery LOX	07/29/2025	Lender provided verification of Borrower's receipt of appraisal. Condition cleared.; Evidence of appraisal delivery provided.; Material Finding	07/30/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3123	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/16/2025	Resolved	XXX	Compliance	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing. The eSigned documents consent is missing for the initial disclosures e signed XX/XX/XXXX	XX/XX/XXXX: Please see the attached Consent	07/17/2025	Evidence of eConsent is provided. Lender provided verification of Borrower's eConsent. Condition cleared.	07/30/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3123	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/14/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared. ; HMDA Data Tape Provided.	07/23/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3168		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/15/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. HMDA Tape Provided. The loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete. Additional conditions may apply.			HMDA Data Tape Provided.	07/23/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3262	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/15/2025	Resolved	XXX	Property	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. Third Party Valuation Product Not Provided or Not Provided Within Tolerance.	CDA	07/22/2025	Resolved as we have received the missing CDA from the lender. ; Third party valuation product provided within tolerance.	07/23/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3262	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/15/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. HMDA Tape Provided. The loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared. ; HMDA Data Tape Provided.	07/23/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3262	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/15/2025	Resolved	XXX	Credit	AUS Not Provided	Missing AUS File is missing the AUS. Additional conditions may apply.	AUS	07/17/2025	Lender provided AUS approval. Condition cleared.; AUS is not missing	07/21/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3262	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/15/2025	Resolved	XXX	Credit	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary. File is missing Approval/Underwriting Summary.	1008	07/17/2025	Lender provided Transmittal Summary form 1008. Condition cleared.; Approval/Underwriting Summary is fully present	07/21/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	B	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3262	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/15/2025	Resolved	XXX	Credit	Asset Qualification Does Not Meet Guideline Requirements	Asset Qualification Does Not Meet Guideline Requirements Settlement statement for the sale of XXX is not signed nor certified by the settlement agent. Additional conditions may apply.	Signed Settlement Statement	07/17/2025	Lender provided final settlement statement for sale of REO property reflecting sufficient proceeds of $XXX. Condition cleared.; Asset Qualification Meets Guideline Requirements	07/21/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3005		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/16/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. HMDA Tape Provided. The loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared. ; HMDA Data Tape Provided.	07/23/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3198		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/15/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared. ; HMDA Data Tape Provided.	07/23/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3170		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/16/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared. ; HMDA Data Tape Provided.	07/23/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3170		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/16/2025	Resolved	XXX	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Missing proof of HOA for the property at XXX. Final 1003 states HOA of $XXX/mo. Email asking for documentation states at $XXX/mo. Document provided was for hazard insurance not for HOA. Provide third party documentation to confirm $XXX/mo. Please note DTI is currently at XXX% with the above HOA amount. Maximum allowed is XXX% per XXX guidelines. Additional conditions may apply.	The mortgage payment includes escrow for the taxes & insurance. The HOA borrower liability consists of XXX% of the annual XXX insurance premium provided. Documentation provided is the master insurance, not the individual unit hazard insurance. That is what the LOX is stating. It is common on a XXX for the unit owners to split the XXX insurance premium rather than paying a set monthly HOA fee as there is no complex expenses or budget. We are unable to provide documentation to confirm $XXX/mo as it was an unverified figured the processor used to account for potential expenses while waiting for the documentation to calculate the actual liability.	07/18/2025	Lender provided explanation how HOA fees were calculated. The LOE in file from Borrower indicates there is no formal HOA fees for property XXX and that the premium for the master insurance is split between the Borrower and the other unit owner, with Borrower paying XXX%. The premium is $XXX x XXX% = $XXX / XXX months = $XXX, which is what Lender calculated and used in qualification. Condition cleared.	07/21/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3170		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/15/2025	Resolved	XXX	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing Document Required: Missing Affiliated Business Disclosure from the file	Affiliated Business LOE attached	07/17/2025	Lender provided attestation of no affiliates on subject transaction. Condition cleared.; Required Affiliated Business Disclosure Documentation Provided	07/21/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	B	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3223		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/16/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared. ; HMDA Data Tape Provided.	07/23/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3223		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/16/2025	Resolved	XXX	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Missing XXX extension for XXX businesses.(Personal return extension is in file) Additional conditions may apply.	XX/XX/XXXX XXX: Please see attached business tax return extension for XXX. The XX/XX/XXXX business loss is from the XXX returns no EXT needed since we already have the personal EXT form in the file.	07/17/2025	Lender provided XXX extension for XXX Enterprises. The Borrower was qualified with a business loss for XXX; therefore, no other documentation is required for that business. Condition cleared.; Income and Employment Meet Guidelines	07/21/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3223		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/16/2025	Resolved	XXX	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Missing HOA or letter from borrower stating no HOA for the property at XXX. Additional conditions may apply.	XX/XX/XXXX XXX: Please see attached document that shows HOA dues are no associated with this REO.	07/17/2025	Lender provided property search through XXX for property XXX reflecting property does not have HOA fees. Condition cleared.	07/21/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3223		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/16/2025	Resolved	XXX	Credit	The Total Hazard Coverage is LESS than the Required Coverage Amount	The hazard insurance dwelling coverage of ($XXX) is insufficient, not meeting the required coverage amount of ($XXX). Lender to provide updated title to show sufficient coverage to cover loan amt.	XX/XX/XXXX XXX please see attached please clear thankyou	07/17/2025	Audit reviewed Lender's response and has determined the checklist of coverage is in the loan file reflecting the hazard insurance includes replacement cost coverage. In the state of XXX, Lender's are not allowed to request replacement cost estimates. Condition cleared.; The Total Hazard Coverage is greater than or equal to the Required Coverage Amount	07/21/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3069		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/16/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared. ; HMDA Data Tape Provided.	07/23/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3164	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/16/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared. ; HMDA Data Tape Provided.	07/23/2025	Borrower has stable job time - Borrower has XXX years on job. Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3179		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/16/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared. ; HMDA Data Tape Provided.	07/23/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3179		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/16/2025	Resolved	XXX	Compliance	Lender Credits That Cannot Decrease Test	This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($XXX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, and Copy of Refund Check, or Valid COC. The XXX tolerance violation in the amount of $XXX is due to decrease from $XXX to $XXX for the Lender Credits	XXX XX/XX/XXXX Assets and liabilities were updated by underwriting on XX/XX/XXXX which Decreased the FICO to XXX from XXX which decreased loan level pricing adjusters. A Closing Disclosure went out within XXX days to the borrower. Please see the attached Lock Confirmation and Closing disclosure.	07/18/2025	Lender provided valid COC for decrease in Lender credits, which was due to loan level pricing adjustment from credit score decreasing prior to closing. Condition cleared.; Lender provided valid COC for decrease in Lender credits, which was due to loan level pricing adjustment from credit score decreasing prior to closing. Condition cleared.	07/21/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3128	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/16/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared. ; HMDA review completed, no Level 3 findings noted, condition cleared. ; HMDA Data Tape Provided.	07/23/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3049		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/17/2025	Resolved	XXX	Credit	Borrower 1 Credit Report is Incomplete	Borrower 1 Credit Report is Partially Present. Score used of XXX on the DU approval doesn't match with the credit report dated XX/XX/XXXX in the file. Lender to provide the credit report that shows a XXX score. Additional conditions may apply.	AUS Attached	07/23/2025	Lender provided updated AUS reflecting the credit scores and credit information matching the updated credit report dated XX/XX/XXXX in file. Condition cleared.; Borrower 1 Credit Report is not partially present.	07/28/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3049		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/17/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared. ; HMDA Data Tape Provided.	07/23/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3126	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/17/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared. ; HMDA Data Tape Provided.	07/23/2025	Borrower has stable job time - Borrower has XXX years on job. Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3126	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/17/2025	Resolved	XXX	Credit	Borrower 1 Credit Report is Incomplete	Borrower 1 Credit Report is Partially Present. Missing HOA statement for the property at XXX. If not applicable, a LOE stating there are no HOA dues is required.	XX/XX/XXXX XXX: Please see attached document that shows HOA dues are not associated with this REO.	07/18/2025	Lender provided property detail report through XXX for property XXX, reflecting property does not have HOA fees. Condition cleared.; Borrower 1 Credit Report is not partially present.	07/21/2025	Borrower has stable job time - Borrower has XXX years on job. Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3157	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/17/2025	Resolved	XXX	Credit	Title Coverage is Less than Subject Lien	Title Coverage Amount of $XXX is Less than Total Amount of Subject Lien $XXX Title Coverage Amount of $XXX is less than total amount of subject lien $XXX	please see attached doc XXX XX/XX/XXXX	08/18/2025	Condition cleared as we have received the complete title report matching the loan amount. ; Title Coverage Amount of $XXX is equal to or greater than Total Amount of Subject Lien $XXX; Material Finding	08/20/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job. Borrower has XXX years on job.	C	A	B	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3157	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/17/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared. ; HMDA Data Tape Provided.	07/23/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job. Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3078	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/17/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared. ; HMDA Data Tape Provided.	07/23/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3107		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/18/2025	Resolved	XXX	Credit	Title Coverage is Less than Subject Lien	Title Coverage Amount of $XXX is Less than Total Amount of Subject Lien $XXX Lender to provide sufficient coverage for loan amount.	XX/XX/XXXX please see attached please clear thankyou	08/14/2025	Lender provided title reflecting sufficient coverage of $XXX. Condition cleared.; Title Coverage Amount of $XXX is equal to or greater than Total Amount of Subject Lien $XXX; Material Finding	08/19/2025	Borrower has stable job time - Borrower has XXX years on job.	C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3107		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/18/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	07/24/2025	Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3107		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/17/2025	Resolved	XXX	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing The ABD is missing from the loan file.	XXX XX/XX/XXXX Please see attached ABD Attestation Letter	07/22/2025	Resolved as we have received attestation for lender for no affiliates. ; Required Affiliated Business Disclosure Documentation Provided	07/23/2025	Borrower has stable job time - Borrower has XXX years on job.	C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3155	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/18/2025	Resolved	XXX	Credit	Borrower 1 Credit Report is Incomplete	Borrower 1 Credit Report is Partially Present. Other payment of $XXX was included in the subject property PITI payment, however could not be verified. Please provide supporting documentation.	ADDITIONAL PAYMENT IMPROVED PROPERTY	07/21/2025	Lender provided calculation for estimated property taxes. Condition cleared.; Borrower 1 Credit Report is not partially present.; Borrower 1 Credit Report is Partially Present. Other payment of $XXX was included in the subject property PITI payment, however could not be verified. Please provide supporting documentation.	07/23/2025	Borrower has stable job time - Borrower has XXX years on job. Borrower has XXX years on job. Borrower has XXX years on job.

Borrower has stable job time - Borrower has XXX years on job. Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Calculated LTV of XXX% is less than Guideline LTV of XXX% Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3155	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/18/2025	Resolved	XXX	Credit	SCIF Document Missing	This loan is an Risk Assesment is: (DU) with an application date of: (XX/XX/XXXX) which is after XX/XX/XXXX, or this is an FHA loan with an application date after XX/XX/XXXX and therefore a SCIF is required. However, the Supplemental Consumer Information Form is NOT Present. This loan is an Risk Assessment is: (DU) with an application date of: (XX/XX/XXXX) which is after XX/XX/XXXX, or this is an FHA loan with an application date after XX/XX/XXXX and therefore a SCIF is required. However, the Supplemental Consumer Information Form is NOT Present.	SCIF FORM	07/21/2025	Lender provided SCIF. Condition cleared.; This Supplemental Consumer Information Form is Present.; This loan is an Risk Assesment is: (DU) with an application date of: (XX/XX/XXXX) which is after XX/XX/XXXX, or this is an FHA loan with an application date after XX/XX/XXXX and therefore a SCIF is required. However, the Supplemental Consumer Information Form is NOT Present. This loan is an Risk Assessment is: (DU) with an application date of: (XX/XX/XXXX) which is after XX/XX/XXXX, or this is an FHA loan with an application date after XX/XX/XXXX and therefore a SCIF is required. However, the Supplemental Consumer Information Form is NOT Present.; This loan is an Risk Assesment is: (DU) with an application date of: (XX/XX/XXXX) which is after XX/XX/XXXX, or this is an FHA loan with an application date after XX/XX/XXXX and therefore a SCIF is required. However, the Supplemental Consumer Information Form is NOT Present. This loan is an Risk Assessment is: (DU) with an application date of: (XX/XX/XXXX) which is after XX/XX/XXXX, or this is an FHA loan with an application date after XX/XX/XXXX and therefore a SCIF is required. However, the Supplemental Consumer Information Form is NOT Present.	07/23/2025	Borrower has stable job time - Borrower has XXX years on job. Borrower has XXX years on job. Borrower has XXX years on job.

Borrower has stable job time - Borrower has XXX years on job. Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Calculated LTV of XXX% is less than Guideline LTV of XXX% Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3155	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/18/2025	Resolved	XXX	Credit	Missing US Patriot Act Disclosure or ID	Missing XXX Patriot Act Disclosure or ID. Missing XXX Patriot Act Disclosure or ID for both borrowers.	PATRIOT ACT DISCLOSURES	07/21/2025	Lender provided completed Patriot Act form for both Borrowers. Condition cleared.; XXX Patriot Act Disclosure or ID provided.; Missing XXX Patriot Act Disclosure or ID. Missing XXX Patriot Act Disclosure or ID for both borrowers.; Missing XXX Patriot Act Disclosure or ID. Missing XXX Patriot Act Disclosure or ID for both borrowers.	07/23/2025	Borrower has stable job time - Borrower has XXX years on job. Borrower has XXX years on job. Borrower has XXX years on job.

Borrower has stable job time - Borrower has XXX years on job. Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Calculated LTV of XXX% is less than Guideline LTV of XXX% Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	D	A	B	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3155	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/18/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.
; HMDA Data Tape Provided.; Loan is pending HMDA data review. Additional conditions may apply. Loan is pending HMDA data review. Additional conditions may apply.	07/23/2025	Borrower has stable job time - Borrower has XXX years on job. Borrower has XXX years on job. Borrower has XXX years on job.

Borrower has stable job time - Borrower has XXX years on job. Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Calculated LTV of XXX% is less than Guideline LTV of XXX% Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3211		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/19/2025	Resolved	XXX	Credit	Audited DTI Exceeds AUS DTI	Audited DTI of XXX% exceeds AUS DTI of XXX% XXX% DTI variance exception. Loan was approved at XXX% however taxes were missing from the calculation. DU approval requires loan application resubmitted to get a valid DU approval. In reviewing the taxes the ratio increased to XXX%. Lender to rerun DU approval. Maximum overlays allowed to XXX%. (Taxes are XXX/mo)	Tax exempt	07/25/2025	lender provided letter from County of XXX, XXX, reflecting Borrower is tax exempt from property taxes on the subject property due to XXX% permanent and totally disabled veteran status. Audit re-calculated taxes and insurance resulting in a DTI of XXX%, which is within tolerance of the AUS approved DTI of XXX%. Condition cleared.; Audited DTI of XXX% is less than or equal to AUS DTI of XXX%	07/30/2025	Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3211		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/28/2025	Resolved	XXX	Compliance	RESPA Homeownership Counseling Organizations Disclosure Date Test	This loan failed the homeownership counseling organizations disclosure date test due to the following findings: ( 12 CFR §1024.20(a) )The loan has a homeownership counseling organizations disclosure date that is not within XXX business days of the loan originator's application date (or the date creditor received application if loan originator's application date is not provided); orThe homeownership counseling organizations disclosure date is after the closing date.Not later than XXX business days after a lender, mortgage broker, or dealer receives an application, or information sufficient to complete an application, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location. The list of homeownership counseling organizations distributed to each loan applicant under this section shall be obtained no earlier than XXX days prior to the time when the list is provided to the loan applicant from either:(1)The website maintained by the Bureau for lenders to use in complying with the requirements of this section; or(2)Data made available by the Bureau or HUD for lenders to use in complying with the requirements of this section, provided that the data is used in accordance with instructions provided with the data.This calculation take into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1024.2(b) and as it relates to §1024.20 (list of homeownership counseling organizations provided not later than XXX business days after a loan originator receives an application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on SundayAs not being open on SaturdayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.Please note: This test does not validate the content of any list of homeownership counseling organizations. This loan failed the homeownership counseling organizations disclosure date test due to the following findings: ( 12 CFR §1024.20(a) )The loan has a homeownership counseling organizations disclosure date that is not within XXX business days of the loan originator's application date (or the date creditor received application if loan originator's application date is not provided); orThe homeownership counseling organizations disclosure date is after the closing date.Not later than XXX business days after a lender, mortgage broker, or dealer receives an application, or information sufficient to complete an application, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location. The list of homeownership counseling organizations distributed to each loan applicant under this section shall be obtained no earlier than XXX days prior to the time when the list is provided to the loan applicant from either:(1)The website maintained by the Bureau for lenders to use in complying with the requirements of this section; or(2)Data made available by the Bureau or HUD for lenders to use in complying with the requirements of this section, provided that the data is used in accordance with instructions provided with the data.This calculation take into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1024.2(b) and as it relates to §1024.20 (list of homeownership counseling organizations provided not later than XXX business days after a loan originator receives an application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on SundayAs not being open on SaturdayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.Please note: This test does not validate the content of any list of homeownership counseling organizations.			Lender provided Homeownership Counseling disclosure dated within XXX business days of the application date. Condition cleared.; XX/XX/XXXX: finding added due to Homeownership Counseling Disclosure provided, is dated XX/XX/XXXX, which is not within XXX business days of the application date of XX/XX/XXXX	07/30/2025	Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3211		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/18/2025	Resolved	XXX	Compliance	Homeownership Counseling Disclosure Is Missing	Homeownership Counseling Disclosure Is Missing	Homeownership counseling list	07/23/2025	Lender provided a Homeownership Counseling Disclosure; however, it is dated XX/XX/XXXX, which is not within XXX business days of the application date of XX/XX/XXXX. This finding is cleared and a compliance finding has been added.; Lender provided the Homeownership Counseling Disclosure. Condition cleared.; Homeownership Counseling Disclosure Is Present or Not Applicable; Material Finding	07/30/2025	Borrower has stable job time - Borrower has XXX years on job.	C	A	B	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3211		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/18/2025	Resolved	XXX	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing	Affiliated	07/25/2025	Lender provided the Affiliated Business Disclosure. Condition cleared.; Required Affiliated Business Disclosure Documentation Provided; Material Finding	07/30/2025	Borrower has stable job time - Borrower has XXX years on job.	C	A	B	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3211		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/18/2025	Resolved	XXX	Compliance	Charges That In Total Cannot Increase More Than 10% Test	This loan failed the charges that in total cannot increase more than XXX% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX% ($XXX) exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). This exception is tied to the LE and WLSP timing exception.			Lender provided the Initial LE and Initial CD. Audit re-ran compliance and has determined fees are within tolerance. Condition cleared.; Lender provided the Initial LE and Initial CD. Audit re-ran compliance and has determined fees are within tolerance. Condition cleared.	07/28/2025	Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3211		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/18/2025	Resolved	XXX	Compliance	Initial Closing Disclosure Delivery Date Test	This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"XXX" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than XXX business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation. Documentation required to clear exception. According to XXX report, initial Closing Disclosure was issued XX/XX/XXXX however the only CD in file was issued XX/XX/XXXX. Please provide copy of the initial CD issued and acknowledged by the borrower at least XXX days prior to loan consummation.	Initial CD	07/23/2025	Lender provided initial CD. Condition cleared.	07/28/2025	Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3211		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/18/2025	Resolved	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). This exception is tied to the LE timing exception.			Lender provided the Initial LE and Initial CD. Audit re-ran compliance and has determined fees are within tolerance. Condition cleared.	07/28/2025	Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3211		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/18/2025	Resolved	XXX	Compliance	Initial Loan Estimate Delivery Date Test (from application)	This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is later than the XXX business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $XXX, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure XXX business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on SundayAs not being open on SaturdayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.The creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the XXX business day after the creditor receives the consumer's application. Documentation required to clear exception. According to XXX report, initial Loan application date is XX/XX/XXXX. Initial LE in file is dated XX/XX/XXXX which exceeds the timing regulation. Please provide the initial LE and Written List of Service Provideres within XXX days of the application date.	Initial LE	07/23/2025		07/28/2025	Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3211		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/19/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	Affiliated Business Disclosure	07/23/2025	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	07/24/2025	Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3214		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/17/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared. ; HMDA Data Tape Provided.	07/23/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3193	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/18/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	07/23/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3185	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/17/2025	Resolved	XXX	Compliance	O.C.G.A. § 7-6a-2(12)(G)(ii) - Attorney Preference, Right to Choose Attorney disclosure was not provided	O.C.G.A. § 7-6a-2(12)(G)(ii) - Attorney Preference, Right to Choose Attorney disclosure was not provided. Provide the Attorney Preference, Right to Choose Attorney Disclosure.	XXX XX/XX/XXXX This is only required to exclude the fee from high cost loans so n/a OCGA 7-6a-2(12)(G)(ii) (ii) Bona fide and reasonable fees paid to a person other than the creditor or an affiliate of the creditor for the following: fees for tax payment services; fees for flood certification; fees for pest infestation and flood determination; appraisal fees; fees for inspections performed prior to closing; credit reports; surveys; attorneys' fees, if the borrower has the right to select the attorney from an approved list or otherwise; notary fees; escrow charges, so long as not otherwise included under subparagraph (A) of this paragraph; title insurance premiums; and fire and hazard insurance and flood insurance premiums, provided that the conditions in 12 C.F.R. 1026.4(d)(2) are met;; XXX XX/XX/XXXX Please see attached disclosure	08/06/2025	Resolved as we have received the missing disclosure. ; O.C.G.A. § 7-6a-2(12)(G)(ii) - Attorney Preference, Right to Choose Attorney disclosure was provided.; Finding remains as we have not received the XXX right to choose Attorney disclosure. ; O.C.G.A. § 7-6a-2(12)(G)(ii) - Attorney Preference, Right to Choose Attorney disclosure was not provided. Provide the Attorney Preference, Right to Choose Attorney Disclosure.	08/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3185	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/17/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared. ; HMDA Data Tape Provided.	07/23/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3070	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/21/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	07/24/2025	Borrower has stable job time - Borrower has XXX years on job. Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	C	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3070	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/18/2025	Resolved	XXX	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least XXX-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)). Evidence that the appraisal was received by the borrower XXX business days prior to consummation, XX/XX/XXXX, was not found in the loan file. Showing evidence the appraisal was received XXX days prior to consummation may cure the violation.	XXX XX/XX/XXXX Please see the attached Appraisal Package and TRID worksheet with proof that both borrowers were sent an Appraisal Package on XX/XX/XXXX and the mailbox rule was applied. This meets the XXX business days before the closing date of XX/XX/XXXX	07/22/2025	Resolved as we have received evidence of the appraisal send date. ; Evidence of appraisal delivery provided.	07/23/2025	Borrower has stable job time - Borrower has XXX years on job. Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3207		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/21/2025	Resolved	XXX	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Borrower to provide satisfactory signed explanation of difference in names provided for income/employment. Final 1003 shows XXX. Business and personal returns show XXX. Please note have request verification of business in another exception.	verification of business name	08/01/2025	Lender provided LOE for name of business. Condition cleared.; Income and Employment Meet Guidelines	08/05/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3207		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/21/2025	Resolved	XXX	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower 1 3rd Party VOE Prior to Close Missing Missing acceptable third party Verification of borrower's business. File only contains a copy of her website information which would not be acceptable. A real estate license would be one example of acceptable documentation.	real estate license	08/01/2025	Lender provided verification of Borrower's Realty license and LOE. The VVOE dated within XXX days of the Note date is in the loan file on page XXX. Condition cleared.; Borrower 1 3rd Party VOE Prior to Close Was Provided	08/05/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3207		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/21/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	07/24/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3201		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	07/22/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	07/24/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3156	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	07/22/2025	Resolved	XXX	Credit	Borrower 1 Credit Report is Incomplete	Borrower 1 Credit Report is Partially Present. Missing HOA statement for the property at XXX. Per property profile report, the property stated above is a XXX.
Missing HELOC Statement for the property at XXX. Per final 1003, the borrower applied for a HELOC with XXX and proceeds were used as assets in the file. Please provide Final CD of this transaction to verify monthly payment and net proceeds.	XX/XX/XXXX XXX: XX/XX/XXXX XXX: No HOA dues need to be documented on XXX because the borrower does not have ownership of the property, they are only on the mortgage. Verification of the final PITIA for XXX
08/01/2025	Lender provided HELOC documentation for XXX. Audit re-calculated debt using the HOA fees from LOE in file for other properties in the same XXX results in a DTI of XXX%, which is within tolerance of the AUS approved DTI of XXX%. Condition cleared.; Borrower 1 Credit Report is not partially present.	08/05/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job. Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3156	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	07/22/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	07/24/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job. Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3174	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	07/21/2025	Resolved	XXX	Credit	SCIF Document Missing	This loan is an Risk Assesment is: (DU) with an application date of: (XX/XX/XXXX) which is after XX/XX/XXXX, or this is an FHA loan with an application date after XX/XX/XXXX and therefore a SCIF is required. However, the Supplemental Consumer Information Form is NOT Present. Missing required supplemental Consumer Information form.	SCIF form	07/23/2025	Lender provided SCIF. Condition cleared.; This Supplemental Consumer Information Form is Present.; This loan is an Risk Assesment is: (DU) with an application date of: (XX/XX/XXXX) which is after XX/XX/XXXX, or this is an FHA loan with an application date after XX/XX/XXXX and therefore a SCIF is required. However, the Supplemental Consumer Information Form is NOT Present.	07/28/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3174	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	07/21/2025	Resolved	XXX	Credit	Missing US Patriot Act Disclosure or ID	Missing XXX Patriot Act Disclosure or ID. Missing Patriot Act disclosure.	PATRIOT ACT FORM	07/23/2025	Lender provided completed Patriot Act forms for both Borrowers. Condition cleared.; XXX Patriot Act Disclosure or ID provided.; Missing XXX Patriot Act Disclosure or ID.; Material Finding	07/28/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	D	A	B	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3174	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	07/21/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	07/28/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	D	A	C	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3174	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	07/21/2025	Resolved	XXX	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Missing proof of HOA or letter from borrower stating no HOA for the property at XXX. Additional conditions may apply.	HOA verification	07/23/2025	Lender provided verification of HOA fees for XXX. Condition cleared.	07/28/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3174	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	07/20/2025	Resolved	XXX	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least XXX-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)). Evidence that the appraisal was provided to the borrower XXX business days prior to the consummation date, XX/XX/XXXX, was not found in the loan file. Showing evidence that the borrower received the appraisal XXX business days prior to consummation may cure the violation.	appraisal receipt form	07/23/2025	Lender provided Borrower's acknowledgement of appraisal receipt. Condition cleared.; Evidence of appraisal delivery provided.; Material Finding	07/28/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	D	A	B	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3166	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/21/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	07/24/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3166	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/21/2025	Resolved	XXX	Credit	Borrower 1 Credit Report is Incomplete	Borrower 1 Credit Report is Partially Present. Missing HOA statement for the property at XXX. If not applicable, a LOE stating there are no HOA dues is required.	XX/XX/XXXX XXX: please see attached, showing no HOA dues	07/22/2025	Resolved as we have received evidence of no HOA dues. ; Borrower 1 Credit Report is not partially present.	07/23/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3122	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/22/2025	Resolved	XXX	Compliance	Charges That Cannot Increase Test	TILA 130b Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The XXX-tolerance violation in the amount of $XXX is due to increase from $XXX to $XXX for the Appraisal Re-inspection Fee. A COC dated XX/XX/XXXX was provided but did not include any specifics on why the fee was added. The original appraisal was “as-is” and no invoice for the re-inspection was found. This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	COC	08/05/2025	Resolved as we have received the valid COC and missing appraisal that was subject too. ; Resolved as we have received the valid COC and missing appraisal that was subject too.	08/06/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3122	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/22/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	07/24/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3138		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/22/2025	Cured	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The XXX tolerance violation in the amount of $XXX is due to increase from $XXX to $XXX for the appraisal fee without a valid COC. Although there is a COC dated XX/XX/XXXX, the reason for the change is not valid. Providing a valid reason for the change may cure the violation.	PCCD, LOX, label and check	08/05/2025	Cured post close as we have received a lender cure of PCCD, LOX, copy of check and evidence of mailing.; Cured post close as we have received a lender cure of PCCD, LOX, copy of check and evidence of mailing.	08/06/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	B	C	B	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
OBX2025J3138		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/22/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	07/24/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
OBX2025J3212	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/22/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	07/24/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3239	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/22/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	07/24/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job. Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3203	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/22/2025	Resolved	XXX	Credit	Borrower 1 Credit Report is Incomplete	Borrower 1 Credit Report is Partially Present. Missing HOA statement, or evidence of no HOA for the properties located at XXX. XXX screenshot is not acceptable for HOA documentation. Please provide documentation from HOA, Statements,Appraisal, or LOE from the borrower. Additional conditions may apply.	XX/XX/XXXX XXX: please see attached showing no HOA dues	07/23/2025	Lender provided property search through XXX for property XXX reflecting property does not have HOA fees. Condition cleared.; Borrower 1 Credit Report is not partially present.	07/28/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3203	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/22/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. HMDA Tape Provided. The loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	07/24/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3219		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/23/2025	Resolved	XXX	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Missing HOA or letter from borrower stating no HOA for the property at XXX	XX/XX/XXXX XXX: attached	08/11/2025	Condition resolved as we have received evidence of no HOA dues from borrower.	08/13/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3219		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/23/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	07/29/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3255		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/23/2025	Resolved	XXX	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Missing evidence that the terms of the newly lease agreement for the property at XXX have gone into effect. Please provide copies of the security deposit and first month's rent check with proof of deposit.	1008 addressing deposit $XXX for lease and accounts to support	07/24/2025	Lender provided verification of transfer of $XXX from tenant to Borrower for $XXX first months rent and $XXX security deposit for property XXX. Condition cleared.; Income and Employment Meet Guidelines	07/29/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3255		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/23/2025	Resolved	XXX	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing	aba	07/24/2025	Lender provided attestation of no affiliates. Condition cleared.; Required Affiliated Business Disclosure Documentation Provided	07/29/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3255		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/23/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	07/29/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3250		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/22/2025	Resolved	XXX	Compliance	Non-Borrower Title Holder Did Not Receive Right of Rescission Form	Non-Borrower Title Holder Did Not Receive Right of Rescission Form Missing fully executed Right of Rescission for XXX	XX/XX/XXXX: Please see attached remediation package with proof of delivery	08/14/2025	Lender re-opened rescission giving an additional XXX days right of rescission and provided corrected Right to Cancel forms for both Borrower and non-Borrowing title owner. Condition cleared.	08/19/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3250		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/23/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. HMDA Tape Provided. The loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	07/29/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3269		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/23/2025	Resolved	XXX	Credit	Borrower 2 Credit Report is Incomplete	Borrower 2 Credit Report is Partially Present. Evidence the following property is owned XXX, such as a property profile: XXX. Additional conditions may apply.	Per credit report, only lien is HELOC with XXX balance. Please clear condition.	07/30/2025	Audit reviewed Lender's response and has determined the fraud report reflects property XXX has 1 mortgage and the credit report reflects that mortgage is a HELOC with a XXX balance. Condition cleared.; Borrower 2 Credit Report is not partially present.	08/01/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3269		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/23/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. HMDA Tape Provided. The loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	07/29/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3230		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/23/2025	Resolved	XXX	Credit	Borrower 2 Executed 4506-T Missing	Borrower 2 Executed 4506-T Missing File is missing a signed 4506 for XXX	attached	08/01/2025	Lender provided 4506-C for XXX. Condition cleared.; Borrower 2 Executed 4506-T Provided or Not Applicable (Number of Borrowers equals 2)	08/06/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3230		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/23/2025	Resolved	XXX	Compliance	Charges That In Total Cannot Increase More Than 10% Test	This loan failed the charges that in total cannot increase more than XXX% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX% ($XXX) exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). TILA 130 Cure required, refund in the amount of $XXX with PCCD, LOE, Copy of Refund Check and Proof of delivery or a valid COC. The XXX% tolerance violation is due to the increase of the Recording Fee from $XXX, to $XXX on the final CD dated XX/XX/XXXX without a valid COC. Please provide a valid COC or cure package.	attached	07/25/2025	Lender provided valid COC for increase in recording fees, which was due to requirement for recording of Power of Attorney. Condition cleared.; Lender provided valid COC for increase in recording fees, which was due to requirement for recording of Power of Attorney. Condition cleared.	07/30/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3230		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/23/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. HMDA Tape Provided. The loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	07/29/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3246	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/23/2025	Resolved	XXX	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Missing HOA or letter stating no HOA for the property at XXX. Also missing hazard insurance. Additional conditions may apply.	XX/XX/XXXX XXX: please see attached showing no HOA dues	07/28/2025	Lender provided property search through XXX for property XXX reflecting property does not have HOA fees. Condition cleared.	07/30/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3246	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/23/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	07/29/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3217	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/23/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	07/29/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3191	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/23/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	07/29/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3227	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/23/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	07/29/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Qualifying DTI below max allowed. -	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3102		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/25/2025	Resolved	XXX	Compliance	TILA Post-Consummation Revised Closing Disclosure Finance Charge Test	This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )The finance charge is $XXX. The disclosed finance charge of $XXX is not considered accurate because it is understated by more than $XXX. TILA 130b Cure required, refund in the amount of $XXX with PCCD, LOE, Copy of Refund Check and Proof of delivery. The TILA finance charge violation is due to the lender not including the Title Services Fee into the APR calculations. Please provide a complete breakdown of the fee or cure package.	Title attestation one fee ; Title Services Fee is exam and search, please exclude and cancel these conditions	08/18/2025	Lender provided email correspondence from the title company indicating the Title Services Fee includes the Title Examination and Title Search, which are not APR fees. Audit re-ran compliance and has determined Finance Charges are within tolerance. Condition cleared.; Lender provided email correspondence from the title company indicating the Title Services Fee includes the Title Examination and Title Search, which are not APR fees. Audit re-ran compliance and has determined Finance Charges are within tolerance. Condition cleared.; Lender provided a list what was included in the Title Services Fee; however, it did not break out the pricing to verify the exact Title Search Fee and Title - Examination Fee. Condition retained.	08/20/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3102		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/25/2025	Resolved	XXX	Compliance	TILA Finance Charge Test	This loan failed the TILA finance charge test.( 12 CFR §1026.38(o)(2) )The finance charge is $XXX. The disclosed finance charge of $XXX is not considered accurate because it is understated by more than $XXX. TILA 130b Cure required, refund in the amount of $XXX with PCCD, LOE, Copy of Refund Check and Proof of delivery. The TILA finance charge violation is due to the lender not including the Title Services Fee into the APR calculations. Please provide a complete breakdown of the fee or cure package.	Title attestation one fee ; Title Services Fee is exam and search, please exclude and cancel these conditions	08/18/2025	Lender provided email correspondence from the title company indicating the Title Services Fee includes the Title Examination and Title Search, which are not APR fees. Audit re-ran compliance and has determined Finance Charges are within tolerance. Condition cleared.; Lender provided email correspondence from the title company indicating the Title Services Fee includes the Title Examination and Title Search, which are not APR fees. Audit re-ran compliance and has determined Finance Charges are within tolerance. Condition cleared.; Lender provided a list what was included in the Title Services Fee; however, it did not break out the pricing to verify the exact Title Search Fee and Title - Examination Fee. Condition retained.; Lender provided a list what was included in the Title Services Fee; however, it did not break out the pricing to verify the exact Title Search Fee and Title - Examination Fee. Condition retained.	08/20/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3102		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/25/2025	Resolved	XXX	Compliance	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing. Missing the eSigned documents consent for the initial disclosures signed by the borrower XX/XX/XXXX	eConsent	07/29/2025	Evidence of eConsent is provided.	07/30/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	A	B	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3102		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/24/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	07/29/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3084		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/24/2025	Rescinded	XXX	Credit	Missing final HUD-1 from sale of non-subject property	Missing Final signed or certified HUD 1 for the sale of property at XXX. Debt was not included in ratios and would exceed XXX% maximum for overlays. Additional conditions may apply.	Please waive- there is not a final HUD/CD for the sale of their property. We utilized XXX loan to exclude their payment- these documents were previously provided.	07/31/2025	Audit reviewed Lender's response and has determined the XXX Before You Sell Program Agreement documentation for the XXX is in the loan file for the future sale of departing residence and proceeds of $XXX loan was used for the subject transaction. Condition rescinded.	08/04/2025		C	A	A	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3084		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/24/2025	Resolved	XXX	Compliance	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing. The eSigned document provided states "pending" for consent.	ECONSENT ATTACHED	07/29/2025	Lender provided verification of Borrower's eConsent. Condition cleared.; Evidence of eConsent is provided.	07/30/2025	Borrower has stable job time - Borrower has XXX years on job.	C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3084		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/24/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	07/29/2025	Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3232	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/24/2025	Resolved	XXX	Credit	Borrower 1 Credit Report is Incomplete	Borrower 1 Credit Report is Partially Present. Per fraud report, the borrower owns the property at XXX., however the housing expense for this property was not included in the DTI. Please provide supporting documents that supports the omission of the housing expense for the property stated above.	deed showing borrower does not own	08/08/2025	Lender provided Warranty Deed verifying Borrower sold property XX/XX/XXXX and is no longer owned by Borrower. Condition cleared.; Borrower 1 Credit Report is not partially present.	08/13/2025	Borrower has stable job time - Borrower has XXX years on job. Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3232	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/24/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	07/29/2025	Borrower has stable job time - Borrower has XXX years on job. Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3224	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/24/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	07/29/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3183	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/25/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	FYI XXX Guide is in the Guideline folder - Please review prior to next loan review; HMDA Data Tape Provided.	08/01/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3169	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/25/2025	Resolved	XXX	Credit	Borrower 1 Credit Report is Incomplete	Borrower 1 Credit Report is Partially Present. The insurance policy for the property at XXX expired on XX/XX/XXXX. Please provide current insurance policy for the property at XXX	The property was sold after closing. No insurance required since the borrower's no longer own as evidenced by the XXX listing.; borrowers sold the XXX property after the closing of this loan.	08/07/2025	Audit reviewed Lender's response and has determined the updated hazard insurance for property XXX is non-material. The Borrower's DTI is XXX% and the increase in insurance would likely not increase the DTI over the XXX% tolerance. In addition the property search does show the property has been sold within XXX week of the subject loan closing. Condition cleared.; Borrower 1 Credit Report is not partially present.; Lender provided a property search through XXX, which is not sufficient to verify Borrower sold property prior to the subject transaction. The insurance in file is not the current insurance policy; therefore, does not reflect the correct insurance premium on the property. Condition retained.; Borrower 1 Credit Report is Partially Present. The insurance policy for the property at XXX expired on XX/XX/XXXX. Please provide current insurance policy for the property at XXX	08/12/2025	Borrower has stable job time - Borrower has XXX years on job. Borrower has XXX years on job. Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3169	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/25/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.; Loan is pending HMDA data review. Additional conditions may apply. Loan is pending HMDA data review. Additional conditions may apply.	08/01/2025	Borrower has stable job time - Borrower has XXX years on job. Borrower has XXX years on job. Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3187	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/25/2025	Resolved	XXX	Credit	AUS Partially Provided	AUS Partially Provided Lender to Rerun DU approval with bonus income so it can generate the proper conditions for B1 income otherwise it would be invalid. (Did review without bonus income but would be over our allowable variance)	XX/XX/XXXX: XXX agrees that base income should be calculated at semi-monthly rate. Attached is updated AUS run showing loan is XXX eligible. ; XX/XX/XXXX - XXX: The borrower's bonus income via XXX was not considered for qualification nor was the income required to be included. The borrower qualifies with a DTI of XXX and an updated AUS run including the borrower's bonus income is not required per the investor's XXX criteria.	08/13/2025	Lender provided updated AUS reflecting income for Borrower 1 as $XXX and approving DTI of XXX%. Audit re-calculated DTI of XXX% is within tolerance of the updated AUS approved DTI of XXX%. Condition cleared.; AUS is not incomplete; Audit reviewed Lender's response and has determined the Borrower's base income is $XXX, calculated $XXX, borrower is paid bi monthly = $XXX. The AUS reflects base income for Borrower is $XXX. It appears Borrower included bonus income. Please provide updated AUS reflecting the correct income for Borrower 1 or provide documentation to support Borrower 1 base income of $XXX. Condition retained.; AUS Partially Provided Lender to Rerun DU approval with bonus income so it can generate the proper conditions for B1 income otherwise it would be invalid. (Did review without bonus income but would be over our allowable variance)	08/18/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3187	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/25/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	08/01/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3240		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/25/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	08/01/2025	Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3182	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/25/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	08/01/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3175		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/28/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	08/01/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3225		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/28/2025	Resolved	XXX	Credit	Borrower 1 Credit Report is Incomplete	Borrower 1 Credit Report is Partially Present. Missing HOA statement, or evidence of no HOA for the property located at XXX. XXX screenshot is not acceptable for HOA documentation. Please provide documentation from HOA, Statements, Appraisal, or LOE from the borrower. Additional conditions may apply.	XX/XX/XXXX XXX: please see attached showing no HOA dues	07/31/2025	Lender provided property search through XXX for property XXX reflecting property does not have HOA fees. Condition cleared.; Borrower 1 Credit Report is not partially present.	08/04/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3225		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/28/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. HMDA Tape Provided. The loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	08/01/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3176		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/28/2025	Resolved	XXX	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Missing proof of HOA or a letter from the borrower stating no HOA for the property at XXX. Additional conditions may apply.	XX/XX/XXXX XXX: please see attached showing no HOA dues	07/31/2025	Lender provided property search through XXX for property XXX reflecting property does not have HOA fees. Condition cleared.	08/04/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3176		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/28/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	08/01/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3256		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/28/2025	Resolved	XXX	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least XXX-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)). Documentation required to clear exception: The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at or prior to the consummation date.	Appraisal Delivery Receipt	07/31/2025	Lender provided verification of Borrower's receipt of appraisal. Condition cleared.; Evidence of appraisal delivery provided.; Material Finding	08/04/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3256	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/28/2025	Resolved	XXX	Credit	Title Coverage is Less than Subject Lien	Title Coverage Amount of $XXX is Less than Total Amount of Subject Lien $XXX Title Coverage Amount of $XXX is Less than Total Amount of Subject Lien $XXX.
														Please provide the title update/supplement showing sufficient coverage. Additional conditions may apply.	Title	08/01/2025	Lender provided Title reflecting coverage of $XXX. Condition cleared.; Title Coverage Amount of $XXX is equal to or greater than Total Amount of Subject Lien $XXX; Material Finding	08/04/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3256		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/28/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. HMDA Tape Provided. The loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	08/01/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3135		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/28/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA Data Tape Provided.	08/01/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3276	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/28/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	08/01/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3200	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/28/2025	Resolved	XXX	Credit	Borrower 4 Executed 4506-T Missing	Borrower 4 Executed 4506-T Missing Missing a signed 4506 for the XXX	XXX for Inspire XXX attached; 4506 attached	08/12/2025	Resolved as we have received the missing XXX for B4. ; Borrower 4 Executed 4506-T Provided or Not Applicable (Number of Borrowers equals 4); XXX remains as we did not receive the XXX. Inspire XXX but rather a different business. ; Borrower 4 Executed 4506-T Missing Missing a signed 4506 for the XXX	08/13/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	D	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3200	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/28/2025	Resolved	XXX	Credit	Borrower 3 3rd Party VOE Prior to Close Missing	Borrower 3 3rd Party VOE Prior to Close Missing Missing the business license for borrower 3 XXX. Additional conditions may apply.	Dated Verbal VOE attached; RI attorney search attached	08/13/2025	Cleared as we have received the missing VOE for B3.; Borrower 3 3rd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals 4); Lender provided license search; however, it is not dated. Audit is unable to determine the search was completed within XXX days of the Note date. Condition retained.; Borrower 3 3rd Party VOE Prior to Close Missing Missing the business license for borrower 3 XXX. Additional conditions may apply. ; Borrower 3 3rd Party VOE Prior to Close Missing Missing the business license for borrower 3 LXXX. Additional conditions may apply.	08/13/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	D	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3200	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/28/2025	Resolved	XXX	Credit	Borrower 4 3rd Party VOE Prior to Close Missing	Borrower 4 3rd Party VOE Prior to Close Missing Missing the business license for borrower 4 XXX. Additional conditions may apply.	Inspire Business License attached	07/31/2025	Lender provided Business search dated post closing for Borrower 4, which meets AUS and FNMA requirements. Condition cleared.; Borrower 4 3rd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals 4); Borrower 4 3rd Party VOE Prior to Close Missing Missing the business license for borrower 4 XXX. Additional conditions may apply.	08/13/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	D	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3200	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/28/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. HMDA Tape Provided. The loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.; Loan is pending HMDA data review. Additional conditions may apply. HMDA Tape Provided. The loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete. Additional conditions may apply.	08/01/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	C	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3200	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/28/2025	Resolved	XXX	Credit	Asset 12 Does Not Meet Guideline Requirements	Asset 12 Does Not Meet Guideline Requirements. Missing evidence of the sale of the property located at XXX. The settlement statement with net proceeds of $XXXX is not signed nor certified by the title agent. Additional conditions may apply.	Executed Settlement Statement attached	07/30/2025	Lender provided final signed settlement statement for sale of property. Condition cleared.; Asset 12 Meets Guideline Requirements Or Not Applicable; Asset 12 Does Not Meet Guideline Requirements. Missing evidence of the sale of the property located at XXX. The settlement statement with net proceeds of $XXX is not signed nor certified by the title agent. Additional conditions may apply.	08/01/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	C	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3200	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/29/2025	Resolved	XXX	Compliance	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing. Documentation required to clear exception: Disclosure Tracking Summary on page XXX shows E-consent date of XX/XX/XXXX, however, earliest e-signature in file is XX/XX/XXXX. Please provide Borrowers E-consent on or prior to XX/XX/XXXX	E-Consent attached	07/30/2025	Evidence of eConsent is provided.; Material Finding; The eSigned consent disclosure is missing. Documentation required to clear exception: Disclosure Tracking Summary on page XXX shows E-consent date of XX/XX/XXXX, however, earliest e-signature in file is XX/XX/XXXX. Please provide Borrowers E-consent on or prior to XX/XX/XXXX	07/31/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	B	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3200	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/29/2025	Resolved	XXX	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing Required Affiliated Business Disclosure Missing	Affiliated Business LOE attached	07/30/2025	Required Affiliated Business Disclosure Documentation Provided; Material Finding	07/31/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	B	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3205		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/28/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared. ; HMDA review completed, no Level 3 findings noted, condition cleared. ; HMDA Data Tape Provided.	08/01/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3215		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/28/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	08/01/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3283		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/28/2025	Resolved	XXX	Credit	Borrower 1 Credit Report is Incomplete	Borrower 1 Credit Report is Partially Present. 1) Evidence of the Principal, Interest, Tax, Insurance and HOA or no HOA on the property located at XXX. 1003 shows personal money to XXX in the amount of $XXX and XXX in the amount of $XXX. Verify the payment history for these mortgage(s). If the mortgage is currently XXX days or more past due, or has been XXX days or more past due in the last XXX months, the loan XXX is ineligible for delivery to XXX) The following accounts listed on the loan application were omitted from the underwriting calculations. For each liability that belongs to the borrower, provide documentation that supports the omission. XXX card with a balance of $XXX and XXX card with a balance of $XXX. Additional conditions may apply.	XXX	08/01/2025	Lender provided hoi, HOA and agreement to XXX Borrower's siblings out of property. The bank statement verifies the monthly payments to the Borrower's siblings. The credit supplement in file reflects the XXX and XXX card have a XXX balance. Condition cleared.; Borrower 1 Credit Report is not partially present.	08/05/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3283		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/28/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. HMDA Tape Provided. The loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	08/01/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3286		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/29/2025	Resolved	XXX	Credit	Borrower 2 Credit Report is Incomplete	Borrower 2 Credit Report is Partially Present. Missing evidence the following property is owned XXX, such as a property profile: XXX. Document in file shows a lien in the amount of $XXX. Additional conditions may apply.	.	08/11/2025	Lender provided Property Detail Report for property XXX reflecting property does not have open liens supporting property is owned XXX. Condition cleared.; Borrower 2 Credit Report is not partially present.; Borrower 2 Credit Report is Partially Present. Missing evidence the following property is owned XXX, such as a property profile: XXX Document in file shows a lien in the amount of $XXX. Additional conditions may apply.	08/13/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3286		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/29/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. HMDA Tape Provided. The loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.; Loan is pending HMDA data review. Additional conditions may apply. HMDA Tape Provided. The loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete. Additional conditions may apply.	08/06/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3153	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/29/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	08/06/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3238	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/30/2025	Resolved	XXX	Credit	Title Coverage is Less than Subject Lien	Title Coverage Amount of $XXX is Less than Total Amount of Subject Lien $XXX Title Coverage Amount of $XXX is Less than Total Amount of Subject Lien $XXX.
Please provide the title update/supplement showing sufficient coverage. Additional conditions may apply.	title	08/04/2025	Cleared as we have received the updated title report. ; Title Coverage Amount of $XXX is equal to or greater than Total Amount of Subject Lien $XXX; Title Coverage Amount of $XXX is Less than Total Amount of Subject Lien $XXX Title Coverage Amount of $XXX is Less than Total Amount of Subject Lien $XXX.
																	Please provide the title update/supplement showing sufficient coverage. Additional conditions may apply.	08/06/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	B	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3238		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/30/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. HMDA Tape Provided. The loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.; Loan is pending HMDA data review. Additional conditions may apply. HMDA Tape Provided. The loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete. Additional conditions may apply.	08/06/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3133	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/30/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	08/06/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3288	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	07/31/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. HMDA Tape Provided. The loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.; Loan is pending HMDA data review. Additional conditions may apply. HMDA Tape Provided. The loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete. Additional conditions may apply.	08/06/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3292		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/30/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	08/06/2025	Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3259		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/30/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. HMDA Tape Provided. The loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.; Loan is pending HMDA data review. Additional conditions may apply. HMDA Tape Provided. The loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete. Additional conditions may apply.	08/06/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3209	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/31/2025	Resolved	XXX	Credit	Borrower 1 Credit Report is Incomplete	Borrower 1 Credit Report is Partially Present. Missing executed Final Settlement Statement or Seller CD reflecting the property at XXX was sold. Please provide executed Final Settlement Statement or Seller CD reflecting the property stated above was sold.	REO CD	08/05/2025	Resolved as we have received the final CD to verify the REO was sold. ; Borrower 1 Credit Report is not partially present.; Borrower 1 Credit Report is Partially Present. Missing executed Final Settlement Statement or Seller CD reflecting the property at XXX was sold. Please provide executed Final Settlement Statement or Seller CD reflecting the property stated above was sold.	08/06/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Calculated DTI of XXX% is less than Guideline DTI of XXX% Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Calculated LTV of XXX% is less than Guideline LTV of XXX% Calculated LTV of XXX% is less than Guideline LTV of XXX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3209	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/31/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.; Loan is pending HMDA data review. Additional conditions may apply. Loan is pending HMDA data review. Additional conditions may apply.	08/06/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Calculated DTI of XXX% is less than Guideline DTI of XXX% Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Calculated LTV of XXX% is less than Guideline LTV of XXX% Calculated LTV of XXX% is less than Guideline LTV of XXX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3218		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	08/01/2025	Resolved	XXX	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing Please provide Affiliated Business Disclosure	NO ABA REQUIRED; We do not have affiliated business in XXX state. ; Not required in XXX State.	08/19/2025	Attestation provided - no affiliates - condition cleared.; Required Affiliated Business Disclosure Documentation Provided; Audit reviewed Lender's response. Please provide an attestation of no affiliates on Lender's letterhead. Condition retained.; PLease supply state regulation that states the Affiliated Bus. Disclosure is not required in XXX.; Material Finding	08/19/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3218		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	07/31/2025	Rescinded	XXX	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Missing Hazard insurance, Taxes and HOA for the property at XXX. Additional conditions may apply.	Excluded as sales contract for sale of XXX was provided, property is XXX.	08/06/2025	Condition rescinded as the executed XXX contract was included in loan file.	08/12/2025		C	A	A	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3218		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	07/31/2025	Rescinded	XXX	Credit	Missing final HUD-1 from sale of non-subject property	Missing Final HUD 1 for the sale of the property at XXX	Property is under contract but has not yet closed. Sales contract previously provided.	08/06/2025	Condition rescinded as the executed XXX contract was included in loan file.	08/12/2025		C	A	A	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3218		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	07/31/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	08/06/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3291		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/31/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA Data Tape Provided.	08/06/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3244	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/31/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	08/06/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3254	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/31/2025	Resolved	XXX	Credit	Borrower 1 Credit Report is Incomplete	Borrower 1 Credit Report is Partially Present. The final application reflects a mortgage payment of $XXX for the property located at XXX, which is supported by the credit report. Additional expenses of $XXX are also listed; however, there is no documentation confirming that escrows are included in the mortgage payment, and we are unable to validate the additional $XXX expense.	VOM	08/07/2025	Resolved as we have received evidence that the mortgage includes escrows. ; Borrower 1 Credit Report is not partially present.; Borrower 1 Credit Report is Partially Present. The final application reflects a mortgage payment of $XXX for the property located at XXX, which is supported by the credit report. Additional expenses of $XXX are also listed; however, there is no documentation confirming that escrows are included in the mortgage payment, and we are unable to validate the additional $XXX expense.	08/12/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3254	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/31/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	08/06/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3243		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/31/2025	Resolved	XXX	Credit	Borrower 1 Credit Report is Incomplete	Borrower 1 Credit Report is Partially Present. Missing HOA statement, or evidence of no HOA for the properties located at XXX. XXX screenshot is not acceptable for HOA documentation. Please provide documentation from HOA, Statements,Appraisal, or LOE from the borrower. Additional conditions may apply.	XX/XX/XXXX XXX: please see attached showing no HOA dues at this REO	08/05/2025	Resolved as we have received evidence of no HOA dues required. ; Borrower 1 Credit Report is not partially present.; Borrower 1 Credit Report is Partially Present. Missing HOA statement, or evidence of no HOA for the properties located at XXX. XXX screenshot is not acceptable for HOA documentation. Please provide documentation from HOA, Statements,Appraisal, or LOE from the borrower. Additional conditions may apply.	08/06/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3243		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/31/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. HMDA Tape Provided. The loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.; Loan is pending HMDA data review. Additional conditions may apply. HMDA Tape Provided. The loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete. Additional conditions may apply.	08/06/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3152	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/01/2025	Rescinded	XXX	Credit	Borrower 1 Credit Report is Incomplete	Borrower 1 Credit Report is Partially Present. The following accounts listed on the loan application were omitted from the underwriting calculations. For each liability that belongs to the borrower, provide documentation that supports the omission. If any of these accounts will be paid prior to or at closing, those accounts must be marked paid by
														closing (not omitted) and the loan casefile must be resubmitted to DU. XXX: XXX. Additional conditions may apply.	Per the credit report this is a tradeline associated to the co-borrower as an authorized user account. It is the reason why it was removed from ratios.	08/05/2025	Rescinded as the account in question is an authorized user account. ; Borrower 1 Credit Report is not partially present.	08/06/2025		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3152	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/01/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. HMDA Tape Provided. The loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	08/06/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3242	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/04/2025	Resolved	XXX	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Missing income documentation such as paystubs or WVOE for borrower 1 to verify monthly income of $XXX. Per FNMA guides: Acceptable if it provides complete and legible information from a third-party source (e.g., HR department, payroll vendor). Must support the stability and continuity of income. Additional conditions may apply.	Income	08/06/2025	Resolved as we have received the WVOE for B1 income documentation. ; Income and Employment Meet Guidelines	08/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3242	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/04/2025	Resolved	XXX	Credit	Borrower 1 Credit Report is Incomplete	Borrower 1 Credit Report is Partially Present. Missing HOA statement, or evidence of no HOA for the properties located at XXX. XXX screenshot is not acceptable for HOA documentation. Please provide documentation from HOA, Statements,Appraisal, or LOE from the borrower.
Additional conditions may apply.	HOA	08/06/2025	Resolved as we have received the HOA information. ; Borrower 1 Credit Report is not partially present.	08/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3242	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/04/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. HMDA Tape Provided. The loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	08/06/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3249	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/04/2025	Resolved	XXX	Credit	Borrower 1 Credit Report is Incomplete	Borrower 1 Credit Report is Partially Present. Missing HOA statement, or evidence of no HOA for the properties located at XXX. XXX screenshot is not acceptable for HOA documentation. Please provide documentation from HOA, Statements,Appraisal, or LOE from the borrower. Additional conditions may apply.	XX/XX/XXXX XXX: Please see attached document	08/06/2025	Resolved as we have received evidence of the HOA dues from lender.; Borrower 1 Credit Report is not partially present.	08/12/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3249	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/04/2025	Resolved	XXX	Credit	Title Coverage is Less than Subject Lien	Title Coverage Amount of $XXX is Less than Total Amount of Subject Lien $XXX Title Coverage Amount of $XXX is Less than Total Amount of Subject Lien $XXX. Please provide the title update/supplement showing sufficient coverage. Additional conditions may apply.	XX/XX/XXXX please see attached please clear thank you	08/08/2025	Resolved as we have received the updated title from lender. ; Title Coverage Amount of $XXX is equal to or greater than Total Amount of Subject Lien $XXX; Material Finding	08/12/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	C	A	B	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3249		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/04/2025	Rescinded	XXX	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines File is missing the K1's for XXX. Additional conditions may apply.	XX/XX/XXXX XXX: The loan is not using self-employment income for the XXX self-employment business. The properties reporting on the XXX is what we are using for the rental income. No K-1 is required.	08/06/2025	Rescinded as income is not being used from this SE income.	08/12/2025		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3249		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/04/2025	Rescinded	XXX	Credit	Borrower 1 Executed 4506-T Missing	Borrower 1 Executed 4506-T Missing Missing a signed 4506T for XXX	XX/XX/XXXX XXX: The loan is not using self-employment income for the XXX self-employment business. The properties reporting on the XXX is what we are using for the rental income. No 4506-T is required	08/06/2025	Condition rescinded as 4506 not required for this specific SE.	08/12/2025		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3249	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/04/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. HMDA Tape Provided. The loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	08/06/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3264	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/04/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	08/06/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3299	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/05/2025	Resolved	XXX	Compliance	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing. The eSigned documents consent is missing.	consent	08/07/2025	Lender provided verification of Borrower's eConsent. Condition cleared.; Evidence of eConsent is provided.; Material Finding	08/12/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3299	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/04/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	08/06/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	C	A	C	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3293	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/05/2025	Resolved	XXX	Credit	Borrower 1 Credit Report is Incomplete	Borrower 1 Credit Report is Partially Present. Missing HOA statement for the property at XXX. If not applicable, a LOE stating there are no HOA dues is required.	XX/XX/XXXX XXX: attached report shows no indication of HOA dues	08/07/2025	Resolved as we have received property report verifying no HOA dues. ; Borrower 1 Credit Report is not partially present.; Borrower 1 Credit Report is Partially Present. Missing HOA statement for the property at XXX. If not applicable, a LOE stating there are no HOA dues is required.	08/12/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Calculated DTI of XXX% is less than Guideline DTI of XXX% Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job. Borrower has XXX years on job. Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3293	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/05/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.; Loan is pending HMDA data review. Additional conditions may apply. Loan is pending HMDA data review. Additional conditions may apply.	08/12/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Calculated DTI of XXX% is less than Guideline DTI of XXX% Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job. Borrower has XXX years on job. Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3285		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/05/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. HMDA Tape Provided. The loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.; Loan is pending HMDA data review. Additional conditions may apply. HMDA Tape Provided. The loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete. Additional conditions may apply.	08/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3247	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/05/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	08/12/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3282	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/05/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared. ; HMDA Data Tape Provided.	08/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3289	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/05/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	08/12/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3308		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/06/2025	Rescinded	XXX	Property	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. Please provide CDA.	XXX - We just received word from XXX that XXX is good with CU score methodology, contained on the attached SSR Report. Thank you!!	08/07/2025	CU score XXX - within tolerance of XXX GL for XXX - approved by XXX - condition rescinded.; Please submit the missing CDA as this is a client overlay that is required on all loans. ; Third Party Valuation Product Not Provided or Not Provided Within Tolerance. Please provide CDA.	08/12/2025		C	A	A	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3308		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/05/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	08/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3308		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/06/2025	Resolved	XXX	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least XXX-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)). Documentation required to clear exception: The document provided indicates that the borrower either received, or chose to waive the right to receive the appraisal at least XXX days prior to consummation, but does not confirm the borrower received the appraisal at or prior to consummation. Provide documentation to show the date the borrower received the appraisal to confirm it was received by the borrower timely.	Please see attached docs	08/07/2025	Resolved as we have received evidence of appraisal delivery to borrower. ; Evidence of appraisal delivery provided.; Material Finding; The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least XXX-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)). Documentation required to clear exception: The document provided indicates that the borrower either received, or chose to waive the right to receive the appraisal at least XXX days prior to consummation, but does not confirm the borrower received the appraisal at or prior to consummation. Provide documentation to show the date the borrower received the appraisal to confirm it was received by the borrower timely.	08/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3241	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/06/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	08/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3306	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/06/2025	Resolved	XXX	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines	She has been self-employed for over XXX years. Just a name change. I have attached the docs.	08/08/2025	Condition resolved as we have received evidence of self employment of at least XXX years. ; Income and Employment Meet Guidelines	08/13/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3306	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/06/2025	Resolved	XXX	Credit	AUS Partially Provided	AUS Partially Provided Rerun DU approval with corrected time for business under XXX. DU approval only required XXX personal and business return but that is only allowed if business has been in existence for XXX. Final 1003 shows in business for over XXX when business returns clearly show under. Separate condition was set for XXX personal and business returns but DU findings need to be rerun to show that corrected, otherwise it is an invalid DU approval.	She has been self-employed for over XXX. Just a name change. I have attached the docs.	08/08/2025	Condition cleared as we have received evidence of self employment of at least XXX years. ; AUS is not incomplete	08/13/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3306	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/06/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	08/12/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3294	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/06/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. HMDA Tape Provided. The loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete. Additional conditions may apply.
HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	08/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3294	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/07/2025	Resolved	XXX	Compliance	Charges That In Total Cannot Increase More Than 10% Test	This loan failed the charges that in total cannot increase more than XXX% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX% ($XXX) exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). TILA 130b Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The XXX% tolerance violation in the total amount of $XXX is due to an increase in Recording fee from $XXX on the initial LE to $XXX on the final CD. The total comparable charges increased by $XXX with no COC present.	attached change of cirmstance. Borrower shopped for title company.	08/07/2025	Condition resolved as we have received attestation from ;lender that borrower chose the title company.; Condition resolved as we have received attestation from ;lender that borrower chose the title company.	08/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3294	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/07/2025	Resolved	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The XXX% tolerance violation is due to an increase in XXX from $XXX on the initial CD to $XXX on the final CD, and an addition of Appraisal Desk Review fee of $XXX. COCs were not provided in the file.	attached COC.	08/07/2025	Resolved as we have received the missing COC for the review fee as well as the service fee.; Resolved as we have received the missing COC for the review fee as well as the service fee.; This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	08/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3294	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/12/2025	Resolved	XXX	Compliance	Revised Closing Disclosure Delivery Date and Changed Circumstances Date Test	This loan failed the revised closing disclosure delivery date and changed circumstances date test. ( 12 CFR §1026.19(e)(3)(iv)(A) - (C), (E), (F) , and (D) as amended in XXX , 12 CFR §1026.19(e)(4)(i) )The revised closing disclosure delivery date is either:Later than the XXX business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor receives information sufficient to establish that a changed circumstance has occurred; orBefore the creditor receives information sufficient to establish that a changed circumstance has occurred.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(4)(i) (revised loan estimate disclosure) and §1026.19(e)(4)(ii) (relationship to closing disclosure). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on SundayAs not being open on SaturdayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.If a creditor uses a revised estimate for the purpose of determining good faith for the XXX tolerance and XXX% tolerance categories under §1026.19(e)(3)(i) and (ii), the creditor shall provide a revised version of the disclosures required under §1026.19(e)(1)(i) reflecting the revised estimate either:Within XXX business days of receiving information sufficient to establish that one of the reasons for revision provided under §1026.19(e)(3)(iv)(A) through (C), (E) and (F) applies; orNo later than XXX business days after the date the interest rate is locked, for revision provided under §1026.19(e)(3)(iv)(D). The revised version of the disclosures required under §1026.19(e)(1)(i) shall contain the revised interest rate, the points disclosed pursuant to §1026.37(f)(1), lender credits, and any other interest rate dependent charges and terms.Official Interpretations12 C.F.R. §1026.19(e)(4)(ii)Relationship to disclosures required under §1026.19(f)(1)(i).Revised disclosures may not be delivered at the same time as the Closing Disclosure. §1026.19(e)(4)(ii) prohibits a creditor from providing a revised version of the disclosures required under §1026.19(e)(1)(i) on or after the date on which the creditor provides the disclosures required under §1026.19(f)(1)(i)...However, if a creditor uses a revised estimate pursuant to § 1026.19(e)(3)(iv) for the purpose of determining good faith under § 1026.19(e)(3)(i) and (ii), § 1026.19(e)(4)(i) permits the creditor to provide the revised estimate in the disclosures required under § 1026.19(f)(1)(i) (including any corrected disclosures provided under § 1026.19(f)(2)(i) or (ii)). This loan failed the revised closing disclosure delivery date and changed circumstances date test. ( 12 CFR §1026.19(e)(3)(iv)(A) - (C), (E), (F) , and (D) as amended in XXX , 12 CFR §1026.19(e)(4)(i) )The revised closing disclosure delivery date is either:Later than the XXX business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor receives information sufficient to establish that a changed circumstance has occurred; orBefore the creditor receives information sufficient to establish that a changed circumstance has occurred.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(4)(i) (revised loan estimate disclosure) and §1026.19(e)(4)(ii) (relationship to closing disclosure). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on SundayAs not being open on SaturdayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.If a creditor uses a revised estimate for the purpose of determining good faith for the XXX tolerance and XXX% tolerance categories under §1026.19(e)(3)(i) and (ii), the creditor shall provide a revised version of the disclosures required under §1026.19(e)(1)(i) reflecting the revised estimate either:Within XXX business days of receiving information sufficient to establish that one of the reasons for revision provided under §1026.19(e)(3)(iv)(A) through (C), (E) and (F) applies; orNo later than XXX business days after the date the interest rate is locked, for revision provided under §1026.19(e)(3)(iv)(D). The revised version of the disclosures required under §1026.19(e)(1)(i) shall contain the revised interest rate, the points disclosed pursuant to §1026.37(f)(1), lender credits, and any other interest rate dependent charges and terms.Official Interpretations12 C.F.R. §1026.19(e)(4)(ii)Relationship to disclosures required under §1026.19(f)(1)(i).Revised disclosures may not be delivered at the same time as the Closing Disclosure. §1026.19(e)(4)(ii) prohibits a creditor from providing a revised version of the disclosures required under §1026.19(e)(1)(i) on or after the date on which the creditor provides the disclosures required under §1026.19(f)(1)(i)...However, if a creditor uses a revised estimate pursuant to § 1026.19(e)(3)(iv) for the purpose of determining good faith under § 1026.19(e)(3)(i) and (ii), § 1026.19(e)(4)(i) permits the creditor to provide the revised estimate in the disclosures required under § 1026.19(f)(1)(i) (including any corrected disclosures provided under § 1026.19(f)(2)(i) or (ii)).	08/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3294	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/06/2025	Resolved	XXX	Credit	Third Party Fraud Report not Provided	Missing Third Party Fraud Report File is missing a Third Party Fraud Report. Additional conditions may apply.	attached.	08/07/2025	Received missing fraud report with no alerts, condition cleared. ; Third Party Fraud Report is provided	08/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	D	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3272	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/06/2025	Resolved	XXX	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements Provide proof that former XXX at XXX is XXX as stated on Final 1003.	XX/XX/XXXX XXX: Please see the attached third-party property detail report confirming that the property is XXX.	08/08/2025	Lender provided Property Detail Report for property XXX reflecting property does not have an open lien report, supporting property is owned XXX. Condition cleared.; Housing History Meets Guideline Requirements	08/13/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3272	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/06/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	08/12/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3226		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/06/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	08/12/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3274		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/07/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	08/12/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3307	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/08/2025	Resolved	XXX	Credit	Borrower 1 Credit Report is Incomplete	Borrower 1 Credit Report is Partially Present. Missing insurance policy for the property at XXX. Please provide insurance policy for the property stated above.	Please see attached	08/11/2025	Condition resolved as we have received evidence of no HOA dues from the borrower. ; Borrower 1 Credit Report is not partially present.	08/13/2025	Borrower has stable job time - Borrower has XXX years on job. Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3307		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/08/2025	Rescinded	XXX	Compliance	Collateral Protection Notice is Missing	Collateral Protection Notice was not provided.	built in DOT	08/11/2025	Rescinded as the Collateral Protection Notice is located within the Mortgage. ; Collateral Protection Notice was provided.	08/13/2025		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3307	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/08/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	08/12/2025	Borrower has stable job time - Borrower has XXX years on job. Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3199		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/09/2025	Resolved	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure required, refund in the amount of $XXX with PCCD, LOE, Copy of Refund Check and Proof of delivery or a valid COC. The XXX% tolerance violation is due to the addition of the Appraisal Re-Inspections Fee on the initial CD dated XX/XX/XXXX. COC in file dated XX/XX/XXXX adding the Re-Inspection Fee did not meet the timing requirements. Please provide a valid COC, cooresponding LE or CD for currect COC XX/XX/XXXX or cure package.	COC	08/14/2025	Lender provided re-disclosed LE and valid COC for increase in appraisal re-inspection fee, which is due to appraisal made subject to requiring a XXX completion report. Condition cleared.; Lender provided re-disclosed LE and valid COC for increase in appraisal re-inspection fee, which is due to appraisal made subject to requiring a XXX completion report. Condition cleared.	08/19/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3199		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/08/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	08/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3268	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/08/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	08/12/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3301	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/09/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	08/12/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3267		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/10/2025	Rescinded	XXX	Property	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. Lender to provide	Field Review already in file.	08/18/2025	Lender provided Appraisal Review Report, which was also in the loan file, as well as the CDA. Condition rescinded.; Third party valuation product provided within tolerance.	08/20/2025		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3267	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/10/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	08/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3234	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/08/2025	Resolved	XXX	Credit	Borrower 1 Credit Report is Incomplete	Borrower 1 Credit Report is Partially Present. 1. Lender to provide credit supplement to confirm monthly payment and balance of XXX listed on application but is not on the credit report. No statement or information was provided other than on the Final 1003.2. Lender to provide closure letter for the HELOC that was paid off with this loan. Additional conditions may apply.	XX/XX/XXXX XXX: The XXX was a payment reflected on the borrower's assets that we included in the DTI to be more conservative. Further documentation supporting payment is not required as the assets evidence the payment and this likely is not the borrower's own account regardless since it is not on credit. There is no 2nd lien reflected on title, so nothing additional is required to support subject lien position.	08/12/2025	Condition cleared as we have received evidence of the XXX payment in assets and the HELOC i snot on title. ; Borrower 1 Credit Report is not partially present.	08/13/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3234	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/08/2025	Resolved	XXX	Credit	AUS Partially Provided	AUS Partially Provided #XXX of the DU approval requires a resubmit of the application to show primary employment and clear up secondary job. the Final application in the file doesn't show any secondary employment and shows a primary employment for B1 and no employment for B2.Resubmit to DU is required to clear that exception. Additional conditions may apply.	XX/XX/XXXX XXX: See attached updated findings	08/12/2025	Condition resolved as we have received an updated AUS with B1 information. ; AUS is not incomplete	08/13/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3234	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/08/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	08/12/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3261	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/08/2025	Resolved	XXX	Credit	Borrower 2 3rd Party VOE Prior to Close Missing	Borrower 2 3rd Party VOE Prior to Close Missing	VVOE	08/14/2025	Lender provided VVOE dated post closing, which meets AUS and FNMA requirements. Condition cleared.; Borrower 2 3rd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals 2)	08/19/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3261	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/08/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	08/12/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3273	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/08/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	08/12/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3300		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/09/2025	Rescinded	XXX	Credit	Missing Divorce Decree	Missing divorce decree or separation agreement for borrower to show no XXX or spousal support. (Application indicates separation.) Also to confirm spouse hasn't been given ownership in home. (Spouse is on title.)	XX/XX/XXXX XXX: It is not required to ask borrower for documentation for XXX or spousal support just because they indicated there marital status is separated. There is no other indication on borrower's paystubs that deductions are being taken out.	08/13/2025	Audit reviewed Lender's response and has determined the quit claim deed in file on page XXX, verifies property was quit claimed into Borrower's name only prior to the subject closing. In addition, Borrower is separated not divorced and XXX and alimony income are not being included in qualification. Further, the credit report does not reflect public records or any indication Borrower has any additional obligations such as XXX or alimony; therefore, no additional documentation is required. Condition rescinded.	08/18/2025		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3300		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/09/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	08/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3284	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/11/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	08/16/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3237	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/11/2025	Resolved	XXX	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements 1. Provide satisfactory XXX mo mortgage history as required by DU approval for XXX. 2. Provide current balance and proof of Full PITIA for the property at XXX 3. Provide proof of XXX for the following properties: XXX. 4. Missing proof of HOA or letter from borrower for the property at XXX.	XXX	08/18/2025	Lender provided HELOC, tax, hoi and HOA for property XXX verifying PITIA and HELOC draw on XX/XX/XXXX. A mortgage history would not be required on property as the HELOC draw was recent. Lender also provided verification of HOA for XXX. Audit confirmed property XXX show none of the properties have liens supporting properties are owned XXX. Condition cleared. ; Housing History Meets Guideline Requirements	08/20/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3237	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/11/2025	Resolved	XXX	Credit	Borrower 2 3rd Party VOE Prior to Close Missing	Borrower 2 3rd Party VOE Prior to Close Missing Missing proof of Self employed for B2's Schedule C.	B2 VOE	08/13/2025	Lender provided VVOE dated post closing, which meets AUS requirements. Condition cleared.; Borrower 2 3rd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals 2)	08/18/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3237	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/11/2025	Resolved	XXX	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower 1 3rd Party VOE Prior to Close Missing Missing VVOE within XXX days of closing.	B1 VOE	08/13/2025	Lender provided VVOE dated post closing, which meets AUS requirements. Condition cleared.; Borrower 1 3rd Party VOE Prior to Close Was Provided	08/18/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3237	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/11/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	08/16/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3279	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/11/2025	Resolved	XXX	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least XXX-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)). Documentation required to clear exception: Missing evidence the borrower received the appraisal report at least XXX business days prior to the loan consummation.	Appraisal Delivery Disclosure Tracking	08/13/2025	Lender provided verification of Borrower's receipt of appraisal. Condition cleared. ; Evidence of appraisal delivery provided.	08/18/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3279	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/11/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	08/16/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	C	A	C	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3258	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/11/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	08/16/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3302	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/11/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	08/16/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3302	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/11/2025	Resolved	XXX	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	1. Disposition of property at XXX tax return. Doc in file but doesn't give any info as to the owner or disposition of the property.
2. Missing proof of HOA for the property at XXX. Additional conditions may apply.	Please see attached comment provided by XXX	08/12/2025	Condition resolved as we have received evidence of no HOA dues.	08/13/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3229	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/11/2025	Resolved	XXX	Compliance	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing. The eSigned documents consent for all initial disclosures e signed dated XX/XX/XXXX is missing.	E Consent	08/18/2025	Lender provided verification of Borrower's eConsent. Condition cleared.; Evidence of eConsent is provided.	08/20/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3229	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/12/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	08/16/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3266	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/11/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	08/16/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3222	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/11/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	08/16/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3297	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/11/2025	Resolved	XXX	Credit	Title Coverage is Less than Subject Lien	Title Coverage Amount of $XXX is Less than Total Amount of Subject Lien $XXX Title Coverage Amount of $XXX is Less than Total Amount of Subject Lien $XXX.
Please provide the title update/supplement showing sufficient coverage. Additional conditions may apply.	Title Policy	08/18/2025	Condition cleared as we have received the title commitment with correct loan amount listed. ; Title Coverage Amount of $XXX is equal to or greater than Total Amount of Subject Lien $XXX	08/20/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	C	A	B	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3297	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/11/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. HMDA Tape Provided. The loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	08/16/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3086		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/11/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. HMDA Tape Provided. The loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	08/16/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3271	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/11/2025	Resolved	XXX	Credit	Borrower 1 Credit Report is Incomplete	Borrower 1 Credit Report is Partially Present. Missing HOA statement for the properties at XXX. If not applicable, a LOE stating there are no HOA dues is required.	XX/XX/XXXX: Please see attached document that shows no HOA dues are associated with either property.	08/13/2025	Lender provided property search through XXX for properties XXX and XXX reflecting properties do not have HOA fees. Condition cleared.; Borrower 1 Credit Report is not partially present.	08/19/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job. Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3271	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/11/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	08/16/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job. Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3263	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/11/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	08/16/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job. Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3305	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/11/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	08/16/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3233	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/12/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	Please review	08/18/2025	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	08/19/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3280		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/12/2025	Resolved	XXX	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Missing HOA for all of the investment properties(4) or a letter from borrower stating no HOA. Additional conditions may apply.	No HOA for any REOS	08/18/2025	Lender provided LOE from Borrowers indicating no HOA fees on REO properties. Condition cleared.	08/20/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3280		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/12/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	08/19/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3296	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/12/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. HMDA Tape Provided. The loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.; Loan is pending HMDA data review. Additional conditions may apply. HMDA Tape Provided. The loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete. Additional conditions may apply.	08/19/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3277		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/12/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	hmda	08/15/2025	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	08/19/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3278	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/12/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	08/19/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3281	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/12/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	08/19/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3287		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/13/2025	Resolved	XXX	Credit	Borrower 1 Credit Report is Incomplete	Borrower 1 Credit Report is Partially Present. Missing HOA statement, or evidence of no HOA for the properties located at XXX. XXX screenshot is not acceptable for HOA documentation. Please provide documentation from HOA, Statements,Appraisal, or LOE from the borrower. Additional conditions may apply.	XX/XX/XXXX XXX: XXX shows no indication of HOA dues	08/15/2025	Lender provided property search through XXX for property XXX, reflecting property does not have HOA fees. Condition cleared.; Borrower 1 Credit Report is not partially present.	08/19/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3287	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/13/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. HMDA Tape Provided. The loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete. Additional conditions may apply.
																	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	08/19/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3290	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/13/2025	Resolved	XXX	Credit	SCIF Document is Partially Completed	This loan is an Risk Assesment is: (DU) with an application date of: (XX/XX/XXXX) which is after XX/XX/XXXX, or this is an FHA loan with an application date after XX/XX/XXXX and therefore a SCIF is required. The Supplemental Consumer Information Form is present; however, it is NOT fully executed. File is missing the signed SCIF document for the co borrower.	XXX	08/18/2025	Lender provided SCIF. Condition cleared.; This Supplemental Consumer Information Form is Present AND Fully Executed.; This loan is an Risk Assesment is: (DU) with an application date of: (XX/XX/XXXX) which is after XX/XX/XXXX, or this is an FHA loan with an application date after XX/XX/XXXX and therefore a SCIF is required. The Supplemental Consumer Information Form is present; however, it is NOT fully executed. File is missing the signed SCIF document for the co borrower. ; This loan is an Risk Assesment is: (DU) with an application date of: (XX/XX/XXXX) which is after XX/XX/XXXX, or this is an FHA loan with an application date after XX/XX/XXXX and therefore a SCIF is required. The Supplemental Consumer Information Form is present; however, it is NOT fully executed. File is missing the signed SCIF document for the co borrower.	08/20/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	B	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3290	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/13/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. HMDA Tape Provided. The loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete. Additional conditions may apply.
HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.; Loan is pending HMDA data review. Additional conditions may apply. HMDA Tape Provided. The loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete. Additional conditions may apply.
08/20/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3290	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/13/2025	Resolved	XXX	Credit	Borrower 1 Credit Report is Incomplete	Borrower 1 Credit Report is Partially Present. 1) File is missing the mortgage statement for the property located at XXX in order to verify if the taxes and insurance are escrowed. 2) Per Line XXX of the DU ;It appears the following open/active mortgages or HELOCs on the credit report are not disclosed on the loan application. In order to ensure the minimum reserve requirement for other financed properties (not belonging to the principal residence or the subject property) is accurately calculated, all open/active mortgages must be entered on the loan application. If any of the following mortgages have not been provided on the loan application, they must be provided and the loan casefile resubmitted to DU. XXX account ending XXX. Additional conditions may apply.	XXX docs - Credit Report and Credit Supp	08/18/2025	Lender provided credit report, credit update verifying PI on mortgage, hoi and taxes verifying the other amount included in debt calculations on property XXX. The credit report also verifies the HELOC ending in XXX, verifying the HELOC has a XXX balance. Condition cleared.; Borrower 1 Credit Report is not partially present.; Borrower 1 Credit Report is Partially Present. 1) File is missing the mortgage statement for the property located at XXX in order to verify if the taxes and insurance are escrowed. 2) Per Line XXX of the DU ;It appears the following open/active mortgages or HELOCs on the credit report are not disclosed on the loan application. In order to ensure the minimum reserve requirement for other financed properties (not belonging to the principal residence or the subject property) is accurately calculated, all open/active mortgages must be entered on the loan application. If any of the following mortgages have not been provided on the loan application, they must be provided and the loan casefile resubmitted to DU. XXX account ending XXX. Additional conditions may apply.	08/20/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3298		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/13/2025	Resolved	XXX	Credit	Asset Qualification Does Not Meet Guideline Requirements	Asset Qualification Does Not Meet Guideline Requirements Please provide documentation of the transfer of the gift funds used for escrow in the amount of $XXX. Per DU line XXX: Verify gift by obtaining a signed gift letter, document the transfer of funds and ensure the gift funds come from an eligible source per selling guide. Additional conditions may apply.	Wire	08/15/2025	Lender provided wire for Gift. Condition cleared.; Asset Qualification Meets Guideline Requirements; Asset Qualification Does Not Meet Guideline Requirements Please provide documentation of the transfer of the gift funds used for escrow in the amount of $XXX. Per DU line XXX: Verify gift by obtaining a signed gift letter, document the transfer of funds and ensure the gift funds come from an eligible source per selling guide. Additional conditions may apply.	08/19/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3298		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/13/2025	Resolved	XXX	Credit	Missing US Patriot Act Disclosure or ID	Missing XXX Patriot Act Disclosure or ID. Patriot Act Form with Identification documents reviewed for the borrower and co borrower are missing from the file. Additional conditions may apply.	Pat Act	08/15/2025	Lender provided Patriot Act Disclosures. Condition cleared.; XXX Patriot Act Disclosure or ID provided.; Missing XXX Patriot Act Disclosure or ID. Patriot Act Form with Identification documents reviewed for the borrower and co borrower are missing from the file. Additional conditions may apply. ; Missing XXX Patriot Act Disclosure or ID. Patriot Act Form with Identification documents reviewed for the borrower and co borrower are missing from the file. Additional conditions may apply.	08/19/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	B	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3298		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/13/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. HMDA Tape Provided. The loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.; Loan is pending HMDA data review. Additional conditions may apply. HMDA Tape Provided. The loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete. Additional conditions may apply.	08/19/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3303	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/13/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. HMDA Tape Provided. The loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.; Loan is pending HMDA data review. Additional conditions may apply. HMDA Tape Provided. The loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete. Additional conditions may apply.	08/19/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3304	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/13/2025	Resolved	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The XXX tolerance violation in the amount of $XXX is due to the addition of the Appraisal Desk or Field Review Fee on the revised CD dated XX/XX/XXXX without a vaalid COC. Please provide a valid COC or cure package.	attached valid change of cirmstance.	08/15/2025	Lender provided valid COC for added Desk review fee, which was due to requirement for CDA for XXX requirement. Condition cleared.; Lender provided valid COC for added Desk review fee, which was due to requirement for CDA for XXX requirement. Condition cleared.	08/19/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3304	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/13/2025	Resolved	XXX	Credit	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	Audited Reserves of $XXX are less than Guideline Required Reserves of $XXX	attached additional bank statments.	08/18/2025	Lender provided additional asset documentation. Condition cleared.; Audited Reserves of $XXX are equal to or greater than AUS Required Reserves of $XXX	08/19/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3304	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/14/2025	Resolved	XXX	Credit	Title Document is Partially Present	Title Document is incomplete or only partially present Title shows 1 mortgage (Item #XXX) and Final CD is showing 2 mortgage are being paid off. Please provide documentation verifying when both liens were taken out.	The title is right. The pay off was for a XXX loan which included borrower's previous property. I've attached copy of the previous note which includes both properties.	08/15/2025	Lender provided Note reflecting loan was XXX loan verifying mortgage was for subject property and Borrower's previous property that was sold. The 2 payoff's on the CD is for the total payoff of the XXX Loan. Condition cleared.; Title Document is fully Present; Title Document is incomplete or only partially present Title shows 1 mortgage (Item #XXX) and Final CD is showing 2 mortgage are being paid off. Please provide documentation verifying when both liens were taken out.	08/19/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3304	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/13/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	08/19/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3275		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/13/2025	Rescinded	XXX	Credit	Asset Qualification Does Not Meet Guideline Requirements	Asset Qualification Does Not Meet Guideline Requirements The only assets for closing and reserves is the XXX. Lender to provide the plan summary for the XXX. DU findings # XXX outlines requirements for using this for closing and reserves. Plan summary allowing use of the funds is also not in the file. Additional conditions may apply.	UW LOE	08/19/2025	Audit reviewed Lender's response and has determined the assets used at origination is a Traditional XXX and has greater than XXX% more than the required funds for down payment, closing costs and reserves; therefore, the asset documentation in file meets AUS and FNMA requirements. Condition rescinded.; Asset Qualification Meets Guideline Requirements; Asset Qualification Does Not Meet Guideline Requirements The only assets for closing and reserves is the XXX. Lender to provide the plan summary for the XXX. DU findings # XXX outlines requirements for using this for closing and reserves. Plan summary allowing use of the funds is also not in the file. Additional conditions may apply.	08/20/2025		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3275		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/13/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	08/19/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3257	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/13/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	08/19/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3260	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/13/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	08/19/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3265	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/13/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	08/19/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3236	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/14/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	08/19/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3270	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/15/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. HMDA Tape Provided. The loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.; Loan is pending HMDA data review. Additional conditions may apply. HMDA Tape Provided. The loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete. Additional conditions may apply.	08/19/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3295	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/18/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	HMDA Data Tape Provided.; HMDA received - no level 3 discrepancies - cleared	08/21/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3295	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/15/2025	Resolved	XXX	Credit	Title Coverage is Less than Subject Lien	Title Coverage Amount of $XXX is Less than Total Amount of Subject Lien $XXX Provide updated title with coverage of loan amount.	Sch A with correct amount	08/20/2025	Lender provided Title with sufficient coverage of $XXX. Condition cleared.; Title Coverage Amount of $XXX is equal to or greater than Total Amount of Subject Lien $XXX; Material Finding; Title Coverage Amount of $XXX is Less than Total Amount of Subject Lien $XXX Provide updated title with coverage of loan amount.	08/21/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	B	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3295	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/18/2025	Resolved	XXX	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements Missing XXX of XXX month mortgage rating. Credit report/credit supplement only rates for XXX months. According to the reporting date should have XXX mo rating. Lender to provide satisfactory credit supplement for additional XXX mos.	Credit Supplement	08/20/2025	Lender provided credit supplement. Condition cleared.; Housing History Meets Guideline Requirements; Housing History Does Not Meet Guideline Requirements Missing XXX month mortgage rating. Credit report/credit supplement only rates for XXX months. According to the reporting date should have XXX mo rating. Lender to provide satisfactory credit supplement for additional XXX mos.	08/21/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3248	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/19/2025	Resolved	XXX	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	08/26/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3248	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/19/2025	Resolved	XXX	Credit	Missing US Patriot Act Disclosure or ID	Missing XXX Patriot Act Disclosure or ID.	XXX Patriot Act Forms	08/21/2025	Lender provided completed Patriot Act form for both Borrowers. Condition cleared.; XXX Patriot Act Disclosure or ID provided.; Material Finding	08/26/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	B	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3001	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM (APOR)	Closed	01/12/2022	Cleared	XXX	Credit	Fraud Report is Only Partially Available	Partial fraud report provided. ; Audit reviewed lender's response and has determined pages XXX are missing from the fraud report. Unable to determine all parties to the transaction were included in the report including the XXX searches. Condition retained.; XXX confirmed with XXX at XXX that a complete full fraud report is required along with any supporting documents based on fraud report findings. Additional conditions XXX apply.; XXX confirmed with XXX at XXX that a complete full fraud report is required along with any supporting documents based on fraud report findings. Additional conditions may apply.; Lender provided full fraud report. Condition cleared.; Missing pages XXX			Complete fraud report provided.	2/11/2022	Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Liquid Reserves (Months) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.	D	A	D	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3001	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM (APOR)	Closed	01/12/2022	Cleared	XXX	Credit	HMDA Data Tape Not Provided				HMDA data tape provided.	1/13/2022	Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Liquid Reserves (Months) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.	D	A	D	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3001	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM (APOR)	Closed	01/12/2022	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Tool Required - Condition for informational purposes. Due Diligence Firm will order.; CCA provided within XXX% tolerance. Condition cleared.			Third Party Valuation Product Provided	1/18/2022	Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Liquid Reserves (Months) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.	D	A	D	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3002	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM (APOR)	Closed	10/04/2023	Cleared	XXX	Compliance	O.C.G.A. § 7-6a-2(12)(G)(ii) - Attorney Preference Right to Choose Attorney disclosure was not provided	O.C.G.A. § 7-6a-2(12)(G)(ii) - Attorney Preference, Right to Choose Attorney disclosure was not provided; O.C.G.A. § 7-6a-2(12)(G)(ii) - Attorney Preference, Right to Choose Attorney disclosure was not provided	Change status of 'O.C.G.A. § 7-6a-2(12)(G)(ii) - Attorney Preference, Right to Choose Attorney disclosure was not provided' from Active to Acknowledged by Client.;
															Non-material disclosure - Condition downgraded to B.	10/20/2023	Attorney Preference, Right to Choose Attorney disclosure was provided; Audit has re-reviewed and determined that the disclosure in question is not required. This form is only required in XXX if there is an attorney fee charged AND that attorney fee is being excluded from high cost testing. This is not the case for this loan, condition has been cleared. For clarity, the disclosure was not provided as it was not required, condition has now been cleared and graded an A.	11/9/2023		D	A	B	A	D	A	D	A	B	A	D	D	D	B	D	D	D	B	D	D	D	B	D	D	D	B	D	D	D	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3002	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM (APOR)	Closed	10/05/2023	Cleared	XXX	Credit	AUS is Partial	Lender to rerun DU findings and breakout income between self employed and W2 income so that DU will approve with proper documentation stated. Income was entered as a lump sum instead of some self employment and some W2 income . ; Audit reviewed Lender's response and has determined the self-employment income was not reflected properly on the AUS. The AUS does not reflect the self-employment requirements. It appears all income was input as W2 employment income. Please provide updated AUS reflecting the self-employment income requirements. Condition retained.			Lender provided updated AUS reflecting self-employment income requirements. Condition cleared.	10/12/2023		D	A	D	A	D	A	D	A	B	A	D	D	D	B	D	D	D	B	D	D	D	B	D	D	D	B	D	D	D	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3002	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM (APOR)	Closed	10/04/2023	Cleared	XXX	Compliance	Affiliated Business Disclosure is Missing	The affiliate business disclosure is Missing			The affiliate business disclosure is Not Applicable, lender has no affiliates, condition cleared.	10/6/2023		D	A	B	A	D	A	D	A	B	A	D	D	D	B	D	D	D	B	D	D	D	B	D	D	D	B	D	D	D	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3002	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM (APOR)	Closed	10/17/2023	Cleared	XXX	Credit	HMDA Discrepancy(s) Noted	HMDA Discrepancy Noted: The following HMDA Discrepancy(s) have been noted: Audit ULI Missing vs Lender ULI Missing. Please provide Universal Loan Identifier (ULI).; Lender provided ULI. Condition cleared.			The exception 'HMDA Discrepancy(s) Noted' is cleared. ULI number provided.	10/19/2023		D	A	C	A	D	A	D	A	B	A	D	D	D	B	D	D	D	B	D	D	D	B	D	D	D	B	D	D	D	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3002	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM (APOR)	Closed	10/05/2023	Cleared	XXX	Credit	HMDA Data Tape Not Provided	HMDA Tape Provided. Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete. Additional conditions may apply.; HMDA Complete - other finding added.			HMDA data tape provided.	10/17/2023		D	A	D	A	D	A	D	A	B	A	D	D	D	B	D	D	D	B	D	D	D	B	D	D	D	B	D	D	D	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3002	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM (APOR)	Closed	10/05/2023	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%. DD to order. ; CCA received - within tolerance - cleared			Third Party Valuation Product Provided	10/10/2023		D	A	D	A	D	A	D	A	B	A	D	D	D	B	D	D	D	B	D	D	D	B	D	D	D	B	D	D	D	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3003	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM (APOR)	Closed	10/17/2023	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.DD to order.; CCA received - within tolerance - cleared			Third Party Valuation Product Provided	10/20/2023	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	D	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3003	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM (APOR)	Closed	10/17/2023	Cleared	XXX	Credit	HMDA Data Tape Not Provided	HMDA Tape Provided. Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete. Additional conditions may apply. ; HMDA Complete - Other finding added.			HMDA data tape provided.	10/24/2023	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	D	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3003	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM (APOR)	Closed	10/24/2023	Cleared	XXX	Credit	HMDA Discrepancy(s) Noted	HMDA Discrepancy Noted: The following HMDA Discrepancy(s) have been noted: Audit ULI Missing vs Lender ULI Missing. Please provide Universal Loan Identifier (ULI).; Lender provided valid ULI. Condition cleared.			The exception 'HMDA Discrepancy(s) Noted' is cleared.	10/25/2023	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	C	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
OBX2025J3003	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM (APOR)	Closed	10/17/2023	Cleared	XXX	Credit	Hazard Insurance Coverage is Not Sufficient.	Hazard insurance coverage of XXX is not sufficent. The subject loan amount is XXX with the hazard insurance replacement coverage of No and estimated replacement value from insurance company was not provided.; Lender provided XXX Checklist of coverage. Condition cleared.			Hazard insurance coverage is sufficient.	10/20/2023	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	C	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A